January 2, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Form N-CSR

John Hancock Investment Trust II (the "Registrant") on behalf of:
   John Hancock Financial Industries Fund
   John Hancock Regional Bank Fund
   John Hancock Small Cap Equity Fund

      File Nos. 2-90305; 811-3999

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending October 31, 2003.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1722.

Sincerely,


/s/Brian E. Langenfeld
Brian E. Langenfeld
Attorney and Assistant Secretary




ITEM 1. REPORT TO STOCKHOLDERS.


John Hancock
Regional
Bank
Fund

ANNUAL
REPORT

10.31.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

Trustees & officers
page 25

For your information
page 29

Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would begin to strengthen, which it did. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains year-to-date through October 31. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 45.22% through October, while the Dow Jones Industrial Average was up 19.82% and the Standard & Poor's 500 Index returned 21.19%. With falling interest rates, bonds also did well, although they began to reverse course in July. High yield bonds led the pack, returning 24.23% through October, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 800-732-5543. Separately, for information about your investments in John Hancock funds, please contact your financial adviser or our Customer Service representatives at 800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of October 31, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation with
moderate income
as a secondary
objective by
investing at least
80% of its assets
in stocks of
regional banks
and lending
companies.

Over the last twelve months

* The stock market staged a strong recovery as the economy and corporate earnings began to improve.

* Financial stocks as a group did slightly better than the broad market, with market-sensitive and small-cap names leading the way.

* The Fund's best performers were large banks with improving credit quality and business lines tied to the rising stock market.

[Bar chart with heading "John Hancock Regional Bank Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2003." The chart is scaled in increments of 10% with 0% at the bottom and 30% at the top. The first bar represents the 21.67% total return for Class A. The second bar represents the 20.83% total return for Class B. The third bar represents the 20.79% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 3.1%   Wells Fargo & Co.
 3.1%   U.S. Bancorp
 3.0%   SouthTrust Corp.
 3.0%   Wachovia Corp.
 2.9%   Washington Mutual, Inc.
 2.8%   Compass Bancshares, Inc.
 2.8%   Banknorth Group, Inc.
 2.8%   Charter One Financial, Inc.
 2.7%   North Fork Bancorp., Inc.
 2.7%   First Tennessee National Corp.

As a percentage of net assets on October 31, 2003.



MANAGERS'
REPORT

BY JAMES K. SCHMIDT, CFA, LISA A. WELCH AND JAMES J. MCKELVEY,
PORTFOLIO MANAGERS

John Hancock
Regional Bank Fund

Recently, Jay McKelvey, a member of the Fund's management team since 1998, was added as a portfolio manager, replacing Thomas Goggins.

The stock market staged a remarkable recovery over the 12 months ending October 31, 2003. A variety of factors contributed to the market's reversal from three years of negative results. They included increasing signs of a strengthening economy, further interest rate cuts, a significant tax cut, a quick end to the major military phase of war in Iraq and improved corporate earnings. As a result, the broad market, as measured by the Standard & Poor's 500 Index, returned 20.79% for the year ending October 31, 2003.

Financial stocks as a group slightly outperformed the S&P 500, returning 23.40% for the period, as measured by the Standard & Poor's 500 Financial Index. The best results came from market-sensitive companies, such as asset managers and securities brokers -- who benefited from the rebounding market -- and mortgage originators and specialty finance companies. Among banks, the best performers were a few of the largest names that have experienced credit quality improvements and enjoyed a dramatic rebound after being beaten down in the market's long slide. Small banks also did well, as they continued to benefit from strong deposit and loan growth, a healthy mortgage climate and growing speculation about takeover possibilities. Mid-size regional banks turned in good, but more modest, results.

"Financial stocks as
 a group slightly
 outperformed the
 S&P 500..."

FUND PERFORMANCE

For the year ended October 31, 2003, John Hancock Regional Bank Fund's Class A, Class B and Class C shares posted total returns of 21.67%, 20.83% and 20.79%, respectively, at net asset value, compared with the 25.48% return of the average financial services fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information. Although strong on an absolute basis, the Fund's results slightly lagged the Lipper peer group and index because it was less diversified and focused more than the group on mid-size regional banks, which did less well as the market rallied.

[Photos of Jim Schmidt, Lisa Welch and Jay McKelvey flush right next to first paragraph.]

MARKET- AND MORTGAGE-RELATED SURGE

Following the market's trend, some of the Fund's best performers were large banks recovering from worries about credit problems that proved less severe than expected, and which also had market-sensitive lines of business. They included FleetBoston, Wachovia, U.S. Bancorp and J.P. Morgan Chase. In addition to improving fundamentals, Fleet's stock was lifted at the end of the period by the announcement of its proposed acquisition by Bank of America at an attractive premium.

With interest rates declining until the last several months of the period, banks with hefty mortgage banking and fixed-income businesses served us well, including First Tennessee National, National City Corp. and Washington Mutual. Our standouts among the small banks were Independent Bank Corp., TriCo Bancshares, First Republic Bank and Colonial BancGroup.

"...some of the Fund's
 best performers were
 large banks recovering
 from worries about
 credit problems..."

COMPANY-SPECIFIC DETRACTORS

On the downside, some of our biggest detractors struggled with company specific issues. Fifth Third Bancorp., long-time Fund stalwart, entered into an agreement with regulators to improve its operational infrastructure following the disclosure of a material bookkeeping error in its Treasury department. We are keeping our stake because we continue to believe in the bank's strong balance sheet and in its ability to produce double-digit growth. Insurance giant American International Group was hit hard this year after it took a large charge for reserves related to Director's and Officer's liability surrounding some high-profile Internet names that failed between 1998 and 2001. And Marsh & McLennan struggled with poor performance from its Putnam mutual fund subsidiary, further exacerbated by regulatory scrutiny surrounding the trading of fund shares.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Regional banks 53%, the second is Superregional banks 29%, the third Thrifts 6%, the fourth Diversified financial 4%, and the fifth Insurance 3%.]

MERGERS AHEAD

Although the level of bank merger activity in 2003 is only slightly ahead of last year's at this point, we believe the announced mega-merger between FleetBoston and Bank of America will place more attention on mergers and perhaps prompt additional activity. In our view, the climate is ripe for more, since revenue growth is becoming harder to come by and the market's uptick has made the stock of acquiring banks more valuable. We continue to believe the bulk of the mergers going forward will be between large banks buying smaller ones for specific tactical reasons, such as increasing market share or the number of bank branches in areas where they are weak.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 10-31-03." The chart is divided into two sections (from top to left): Common stocks 99%, and Short-term investments & other 1%.]

EARNINGS POSITIVE

Bank earnings over the last year have been mixed, but generally positive. Credit costs have been better than expected, deposits continue to flow into the banking system, even with the stock market's rebound, and mortgage banking continued to be strong, although we expect a slowdown in that trend as interest rates have begun to go up. We have yet to see a pickup in commercial loan growth, although many bank managements tell us they expect it, and we find this credible because we believe the economy will accelerate.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Zions Bancorp followed by an up arrow with the phrase "Improving fundamentals." The second listing is FleetBoston Financial followed by an up arrow with the phrase "Merger agreement for significant premium." The third listing is Fifth Third Bancorp. followed by a down arrow with the phrase "Heightened regulatory scrutiny."]

OUTLOOK

Our outlook remains positive for the financial sector, including bank stocks. We believe that in the current environment banks can produce earnings growth in the 8% to 10% range. If economic growth continues at the blistering pace of the third quarter of 2003, however, bank earnings growth could be more modest than that of other sectors more leveraged to economic recovery. But we believe the case for bank stock investing remains compelling, with banks' consistency of earnings and the potential for accelerating merger activity. What's more, with the new favorable tax treatment of stock dividends, we believe more financial companies, which tend to have above-average dividend yields, will increase their dividend payout ratios, following the lead of Bank of America, which increased its dividend payout by 25% in the period. Going forward, we are turning more attention toward those banks that will benefit most when commercial lending activity picks up. We'll also continue to add a number of high-quality small banks and thrifts with strong fundamentals in what appear to be consolidating markets.

"Our outlook remains posi-
 tive for the financial sector,
 including bank stocks."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.


A LOOK AT
PERFORMANCE

For the period ended
October 31, 2003

                                           Class A      Class B      Class C
Inception date                              1-3-92      10-4-85       3-1-99

Average annual returns with maximum sales charge (POP)
One year                                     15.58%       15.83%       18.59%
Five years                                    5.21%        5.30%          --
Ten years                                    13.60%       13.55%          --
Since inception                                 --           --         4.73%

Cumulative total returns with maximum sales charge (POP)
One year                                     15.58%       15.83%       18.59%
Five years                                   28.94%       29.45%          --
Ten years                                   257.92%      256.50%          --
Since inception                                 --           --        24.07%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Standard & Poor's 500 Financial Indexand is equal to $41,670 as of October 31, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Regional Bank Fund, before sales charge, and is equal to $37,679 as of October 31, 2003. The third line represents the value of the same hypothetical investment made in the John Hancock Regional Bank Fund, after sales charge, and is equal to $35,792 as of October 31, 2003. The fourth line represents Standard & Poor's 500 Index and is equal to $26,968 as of October 31, 2003.

            Cum Value of $10K   Cum Value of $10K    S&P 500           S&P 500
Plot Date           (No Load)            (w/Load)      Index   Financial Index

10/31/93              $10,000              $9,500    $10,000           $10,000
4/30/1994              10,323               9,806      9,768             9,763
10/31/1994             10,644              10,111     10,387             9,995
4/30/1995              11,492              10,916     11,474            11,111
10/31/1995             13,944              13,245     13,133            13,530
4/30/1996              15,392              14,621     14,941            15,618
10/31/1996             17,956              17,057     16,297            18,759
4/30/1997              20,753              19,713     18,696            22,203
10/31/1997             26,359              25,039     21,531            26,893
4/30/1998              31,728              30,138     26,373            33,526
10/31/1998             27,761              26,371     26,266            30,006
4/30/1999              30,880              29,333     32,129            37,530
10/31/1999             29,492              28,015     33,008            36,537
4/30/2000              22,746              21,607     35,383            33,769
10/31/2000             26,949              25,599     35,018            41,722
4/30/2001              29,965              28,465     30,793            40,126
10/31/2001             28,809              27,366     26,297            35,602
4/30/2002              34,677              32,940     26,905            39,249
10/31/2002             30,969              29,418     22,325            33,769
4/30/2003              31,596              30,014     23,324            35,439
10/31/2003             37,679              35,792     26,968            41,670

                                                 Class B 1    Class C 1
Period beginning                                10-31-93       3-1-99
Without sales charge                             $35,650      $12,532
With maximum sales charge                        $35,650      $12,407
Index 1                                          $26,968       $9,083
Index 2                                          $41,670      $12,310

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of October 31, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Standard & Poor's 500 Financial Index -- Index 2 -- is an unmanaged index designed to measure the financial sector of the Standard &
Poor's 500.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.


FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2003

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES     ISSUER                                                                                               VALUE
COMMON STOCKS 98.75%                                                                                   $2,534,974,731
(Cost $972,701,881)

Banks -- United States -- Regional 52.84%                                                               1,356,457,246
      300   Alabama National Bancorp. (AL)                                                                     15,795
   48,000   Allegiant Bancorp., Inc. (MO)                                                                   1,056,000
1,131,910   AmSouth Bancorp. (AL)                                                                          26,735,714
2,307,173   Banknorth Group, Inc. (ME)                                                                     72,260,658
1,026,432   BB&T Corp. (NC)                                                                                39,692,125
   90,000   BOK Financial Corp. (OK)*                                                                       3,402,000
  337,800   Bryn Mawr Bank Corp. (PA)                                                                       8,032,884
2,258,937   Charter One Financial, Inc. (OH)                                                               72,195,627
  875,486   Chittenden Corp. (VT)                                                                          28,173,139
  538,800   City National Corp. (CA)                                                                       32,441,148
  750,100   Colonial BancGroup, Inc. (AL)                                                                  11,761,568
1,349,286   Commerce Bancshares, Inc. (MO)                                                                 64,603,814
  227,565   Commercial Bankshares, Inc. (FL)                                                                7,181,951
  696,950   Community First Bankshares, Inc. (ND)                                                          18,922,193
1,920,125   Compass Bancshares, Inc. (AL)                                                                  72,542,322
1,334,850   Cullen/Frost Bankers, Inc. (TX)                                                                51,738,786
  290,257   F.N.B. Corp. (PA)                                                                               9,592,994
  173,743   First Republic Bank (CA)                                                                        6,219,999
    7,500   First State Bancorp. (NM)                                                                         235,575
1,517,800   First Tennessee National Corp. (TN)                                                            68,847,408
  954,728   Fulton Financial Corp. (PA)                                                                    19,715,133
  272,047   Hancock Holding Co. (MS)                                                                       15,569,250
  439,800   Hibernia Corp. (Class A) (LA)                                                                   9,935,082
  398,759   Hudson United Bancorp. (NJ)                                                                    14,470,964
  735,000   Independent Bank Corp. (MA)**                                                                  21,476,700
  570,153   M&T Bank Corp. (NY)                                                                            53,537,367
1,319,689   Marshall & Ilsley Corp. (WI)                                                                   47,271,260
   94,000   MB Financial, Inc. (IL)                                                                         4,445,260
  918,050   Mercantile Bankshares Corp. (MD)                                                               38,897,779
2,343,201   National Commerce Financial Corp. (TN)                                                         64,367,731
1,795,227   North Fork Bancorp., Inc. (NY)                                                                 69,977,948
  164,389   Provident Bankshares Corp. (MD)                                                                 5,100,991
   70,000   Republic Bancorp., Inc. (MI)                                                                    1,016,400
    7,000   Sandy Spring Bancorp., Inc. (MD)                                                                  252,490
  548,790   Seacoast Banking Corp. of Florida (FL)                                                          9,713,583
  186,000   Sky Financial Group, Inc. (OH)                                                                  4,529,100
2,419,300   SouthTrust Corp. (AL)                                                                          77,054,705
1,130,000   State Street Corp. (MA)                                                                        59,166,800
  434,145   Sterling Bancshares, Inc. (TX)                                                                  4,992,668
  508,693   Susquehanna Bancshares, Inc. (PA)                                                              12,742,760
1,281,442   TCF Financial Corp. (MN)                                                                       66,865,644
  551,417   Texas Regional Bancshares, Inc. (Class A) (TX)                                                 19,988,866
  327,575   TriCo Bancshares (CA)                                                                          10,482,400
  167,000   Trustmark Corp. (MS)                                                                            4,754,490
  388,100   Union Planters Corp. (TN)                                                                      12,912,087
  259,800   UnionBanCal Corp. (CA)                                                                         14,073,366
  433,075   Westamerica Bancorp. (CA)                                                                      21,679,734
  391,820   Whitney Holding Corp. (LA)                                                                     14,877,405
  994,250   Zions Bancorp. (UT)                                                                            60,937,583

Banks -- United States -- Superregional 29.23%                                                            750,321,228
  541,382   Bank of America Corp. (NC)                                                                     40,998,859
1,602,898   Bank of New York Co., Inc. (The) (NY)                                                          49,994,389
1,315,441   Bank One Corp. (OH)                                                                            55,840,470
  165,697   Comerica, Inc. (MI)                                                                             8,530,082
1,167,302   Fifth Third Bancorp (OH)                                                                       67,656,824
1,553,220   FleetBoston Financial Corp. (MA)                                                               62,734,556
  723,934   KeyCorp (OH)                                                                                   20,451,136
1,829,054   Mellon Financial Corp. (PA)                                                                    54,633,843
1,977,828   National City Corp. (OH)                                                                       64,595,862
  167,500   Northern Trust Corp. (IL)                                                                       7,780,375
  729,900   PNC Financial Services Group (PA)                                                              39,100,743
  635,515   SunTrust Banks, Inc. (GA)                                                                      42,623,991
2,897,987   U.S. Bancorp (MN)                                                                              78,883,206
1,665,288   Wachovia Corp. (NC)                                                                            76,386,761
1,422,410   Wells Fargo & Co. (CA)                                                                         80,110,131

Broker Services 0.74%                                                                                      19,080,000
  265,000   Lehman Brothers Holdings, Inc. (NY)                                                            19,080,000

Diversified Financial 3.67%                                                                                94,236,625
1,145,290   Citigroup, Inc. (NY)                                                                           54,286,746
1,112,810   J.P. Morgan Chase & Co. (MA)                                                                   39,949,879

Finance 0.74%                                                                                              19,084,464
  427,780   CIT Group, Inc. (NY)                                                                           14,381,964
  190,000   MBNA Corp. (DE)                                                                                 4,702,500

Insurance 3.06%                                                                                            78,407,701
  109,500   Allstate Corp. (The) (IL)                                                                       4,325,250
  368,787   American International Group, Inc. (NY)                                                        22,433,313
  200,000   Marsh & McLennan Cos., Inc. (NY)                                                                8,550,000
  417,000   MetLife, Inc. (NY)                                                                             13,093,800
  186,500   Protective Life Corp. (AL)                                                                      6,055,655
  392,500   Prudential Financial, Inc. (NJ)                                                                15,166,200
  538,864   Travelers Property Casualty Corp. (Class A) (CT)                                                8,783,483

Investment Management 0.31%                                                                                 8,018,010
   27,000   Eaton Vance Corp. (MA)                                                                            941,760
   85,000   Legg Mason, Inc. (MD)                                                                           7,076,250

Mortgage Banking 1.93%                                                                                     49,451,745
   95,000   Countrywide Financial Corp. (CA)                                                                9,986,400
  550,500   Fannie Mae (DC)                                                                                39,465,345

Thrifts 6.23%                                                                                             159,917,712
  368,700   Astoria Financial Corp. (NY)                                                                   12,771,768
1,046,250   GreenPoint Financial Corp. (NY)                                                                32,590,687
  301,743   MAF Bancorp., Inc. (IL)                                                                        12,649,067
   25,000   Roslyn Bancorp., Inc. (NY)                                                                        673,500
  930,660   Washington Federal, Inc. (WA)                                                                  24,513,584
1,712,711   Washington Mutual, Inc. (WA)                                                                   74,931,106
   40,000   Webster Financial Corp. (CT)                                                                    1,788,000

                                                                              INTEREST   PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                            RATE      (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 1.05%                                                                              $26,903,000
(Cost $26,903,000)

Joint Repurchase Agreement 1.05%
Investment in a joint repurchase agreement transaction with
  Barclays Capital, Inc. -- Dated 10-31-03, due 11-03-03
  (Secured by U.S. Treasury Inflation Indexed Bond 3.625%
  due 04-15-28, U.S. Treasury Inflation Indexed Note 1.875%
  due 07-15-13)                                                               1.02%     $26,903            26,903,000

TOTAL INVESTMENTS 99.80%                                                                               $2,561,877,731

OTHER ASSETS AND LIABILITIES, NET 0.20%                                                                    $5,016,396

TOTAL NET ASSETS 100.00%                                                                               $2,566,894,127

 * Non-income-producing security.

** Issuer is an affiliate of John Hancock Advisers, LLC.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

October 31, 2003

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value
  Unaffiliated issuers (cost $992,138,154)                     $2,533,219,080
  Affiliated issuers (cost $7,466,727)                             28,658,651
Cash                                                                      747
Receivable for investments sold                                     3,143,915
Receivable for shares sold                                          1,645,987
Dividends and interest receivable                                   4,961,260
Other assets                                                          215,179

Total assets                                                    2,571,844,819

LIABILITIES
Payable for shares repurchased                                      2,242,395
  Management fee                                                    1,583,992
  Distribution and service fee                                        140,499
  Other                                                               545,735
Other payables and accrued expenses                                   438,071

Total liabilities                                                   4,950,692

NET ASSETS
Capital paid-in                                                   849,966,554
Accumulated net realized gain on investments                      151,905,356
Net unrealized appreciation of investments                      1,562,272,850
Accumulated net investment income                                   2,749,367

Net assets                                                     $2,566,894,127

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($1,213,524,499 [DIV] 28,351,233 shares)                       $42.80
Class B ($1,297,830,168 [DIV] 30,552,767 shares)                       $42.48
Class C ($55,539,460 [DIV] 1,307,473 shares)                           $42.48

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($42.80 [DIV] 95%)                                           $45.05
Class C ($42.48 [DIV] 99%)                                             $42.91

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
October 31, 2003

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (including $569,853 received from affiliated issuers
  and net of foreign withholding taxes of $67)                    $66,106,143
Interest                                                              375,316

Total investment income                                            66,481,459

EXPENSES
Investment management fee                                          17,896,618
Class A distribution and service fee                                2,861,360
Class B distribution and service fee                               13,696,133
Class C distribution and service fee                                  411,436
Transfer agent fee                                                  6,089,476
Accounting and legal services fee                                     849,250
Custodian fee                                                         354,556
Miscellaneous                                                         161,927
Trustees' fee                                                         149,372
Printing                                                               82,820
Registration and filing fee                                            81,987
Legal fee                                                              44,726
Auditing fee                                                           36,900
Interest                                                                1,661

Total expenses                                                     42,718,222
Less expense reductions                                               (25,715)

Net expenses                                                       42,692,507

Net investment income                                              23,788,952

REALIZED AND UNREALIZED GAIN
Net realized gain on investments (including $3,714,480
  gain on sales of investments in affiliated issuers)             177,348,392
Change in net unrealized appreciation (depreciation)
  of investments                                                  256,685,239

Net realized and unrealized gain                                  434,033,631

Increase in net assets from operations                           $457,822,583

See notes to
financial statements.



CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                        YEAR              YEAR
                                                       ENDED             ENDED
                                                    10-31-02          10-31-03
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                            $19,026,411       $23,788,952
Net realized gain                                164,059,205       177,348,392
Change in net unrealized
  appreciation (depreciation)                     16,815,330       256,685,239

Increase in net assets
  resulting from operations                      199,900,946       457,822,583

Distributions to shareholders
From net investment income
Class A                                          (10,207,827)      (13,299,544)
Class B                                           (8,266,089)       (9,780,545)
Class C                                             (175,673)         (299,570)
From net realized gain
Class A                                          (95,853,190)      (51,694,181)
Class B                                         (223,446,572)      (83,058,699)
Class C                                           (4,575,691)       (2,136,352)
                                                (342,525,042)     (160,268,891)
From Fund share transactions                    (132,695,857)     (190,193,590)

NET ASSETS
Beginning of period                            2,734,853,978     2,459,534,025

End of period 1                               $2,459,534,025    $2,566,894,127


1 Includes accumulated net investment income of $2,337,932 and $2,749,367, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-99    10-31-00    10-31-01    10-31-02    10-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $50.34      $51.21      $41.44      $40.09      $37.81
Net investment income 1                                   0.68        0.78        0.60        0.45        0.53
Net realized and unrealized
  gain (loss) on investments                              2.36       (5.49)       2.04        2.55        7.10
Total from
  investment operations                                   3.04       (4.71)       2.64        3.00        7.63
Less distributions
From net investment income                               (0.70)      (0.81)      (0.60)      (0.46)      (0.52)
From net realized gain                                   (1.47)      (4.25)      (3.39)      (4.82)      (2.12)
                                                         (2.17)      (5.06)      (3.99)      (5.28)      (2.64)
Net asset value,
  end of period                                         $51.21      $41.44      $40.09      $37.81      $42.80
Total return 2 (%)                                        6.24       (8.62)       6.90        7.50       21.67

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                         $1,206        $788        $797        $930      $1,214
Ratio of expenses
  to average net assets (%)                               1.27        1.37        1.28        1.35        1.39
Ratio of net investment income
  to average net assets (%)                               1.33        2.01        1.42        1.14        1.43
Portfolio turnover (%)                                       4           5          23           7           2

See notes to
financial statements.


FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-99    10-31-00    10-31-01    10-31-02    10-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $50.08      $50.94      $41.20      $39.84      $37.55
Net investment income 1                                   0.35        0.50        0.31        0.19        0.26
Net realized and unrealized
  gain (loss) on investments                              2.36       (5.46)       2.02        2.52        7.06
Total from
  investment operations                                   2.71       (4.96)       2.33        2.71        7.32
Less distributions
From net investment income                               (0.38)      (0.53)      (0.30)      (0.18)      (0.27)
From net realized gain                                   (1.47)      (4.25)      (3.39)      (4.82)      (2.12)
                                                         (1.85)      (4.78)      (3.69)      (5.00)      (2.39)
Net asset value,
  end of period                                         $50.94      $41.20      $39.84      $37.55      $42.48
Total return 2 (%)                                        5.55       (9.26)       6.15        6.77       20.83

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                         $3,639      $2,172      $1,900      $1,491      $1,298
Ratio of expenses
  to average net assets (%)                               1.92        2.07        1.98        2.03        2.09
Ratio of net investment income
  to average net assets (%)                               0.68        1.31        0.73        0.46        0.72
Portfolio turnover (%)                                       4           5          23           7           2

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 3  10-31-00    10-31-01    10-31-02    10-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $50.77      $50.94      $41.20      $39.84      $37.56
Net investment income 1                                   0.22        0.32        0.30        0.17        0.27
Net realized and unrealized
  gain (loss) on investments                              0.21       (5.28)       2.03        2.54        7.04
Total from
  investment operations                                   0.43       (4.96)       2.33        2.71        7.31
Less distributions
From net investment income                               (0.26)      (0.53)      (0.30)      (0.17)      (0.27)
From net realized gain                                      --       (4.25)      (3.39)      (4.82)      (2.12)
                                                         (0.26)      (4.78)      (3.69)      (4.99)      (2.39)
Net asset value,
  end of period                                         $50.94      $41.20      $39.84      $37.56      $42.48
Total return 2 (%)                                        0.87 4     (9.26)       6.15        6.78       20.79

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $7         $34         $39         $38         $56
Ratio of expenses
  to average net assets (%)                               1.97 5      2.07        1.98        2.05        2.09
Ratio of net investment income
  to average net assets (%)                               0.65 5      1.30        0.71        0.44        0.72
Portfolio turnover (%)                                       4           5          23           7           2

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Class C shares began operations on 3-1-99.

4 Not annualized.

5 Annualized.

See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Regional Bank Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2003.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the year ended October 31, 2003, the tax character of distributions paid was as follows: ordinary income $23,379,659 and long-term capital gains of $136,889,232. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2003, the components of distributable earnings on a tax basis included $11,552,863 of undistributed ordinary income and $143,961,722 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, effective July 1, 2003, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.75% of the next $500,000,000, (c) 0.735% of the next $1,000,000,000 and (d) 0.725% of the Fund's average daily net asset value in excess of $2,000,000,000.

Prior to July 1, 2003, the Fund paid a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has an agreement with its custodian bank under which custody fees are reduced by broker offsets applied during the period.
Accordingly, the expense reductions related to custody fee offsets amounted to $25,715 and had no impact on the Fund's ratio of expenses to average net assets for the year ended October 31, 2003.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended October 31, 2003, JH Funds received net up-front sales charges of $621,546 with regard to sales of Class A shares. Of this amount, $92,002 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $464,935 was paid as sales commissions to unrelated broker-dealers and $64,609 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended October 31, 2003, JH Funds received net up-front sales charges of $151,164 with regard to sales of Class C shares. Of this amount, $150,545 was paid as sales commissions to unrelated broker-dealers and $619 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2003, CDSCs received by JH Funds amounted to $1,238,965 for Class B shares and $8,324 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. Effective January 1, 2003, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Until January 1, 2003, the Fund paid a monthly transfer agent fee based on number of shareholder accounts, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.04% of the average net asset value of the Fund.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                 YEAR ENDED 10-31-02           YEAR ENDED 10-31-03
                              SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                       7,818,662    $310,266,525     6,885,851    $266,430,674
Distributions reinvested   2,334,747      88,745,605     1,655,820      59,088,594
Repurchased               (5,422,394)   (214,773,659)   (4,790,378)   (177,267,755)
Net increase               4,731,015    $184,238,471     3,751,293    $148,251,513

CLASS B SHARES
Sold                       3,709,326    $146,341,721     1,415,383     $52,434,759
Distributions reinvested   4,347,119     164,054,232     2,400,659      84,744,006
Repurchased              (16,025,659)   (629,561,647)  (12,969,936)   (486,587,170)
Net decrease              (7,969,214)  ($319,165,694)   (9,153,894   ($349,408,405)

CLASS C SHARES
Sold                         382,804     $15,425,524       743,636     $27,516,694
Distributions reinvested      97,477       3,678,268        64,647       2,285,110
Repurchased                 (428,918)    (16,872,426)     (521,762)    (18,838,502)
Net increase                  51,363      $2,231,366       286,521     $10,963,302

NET DECREASE              (3,186,836)  ($132,695,857)   (5,116,080)  ($190,193,590)

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2003, aggregated $49,195,012 and $366,147,630, respectively.

The cost of investments owned on October 31, 2003, including short-term investments, for federal income tax purposes was $1,000,309,289. Gross unrealized appreciation and depreciation of investments aggregated $1,573,247,036 and $11,678,594, respectively, resulting in net unrealized appreciation of $1,561,568,442. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

NOTE E
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the year ended October 31, 2003, is set forth below.



                                        BEGINNING   ENDING
                                        SHARE       SHARE     REALIZED      DIVIDEND    ENDING
AFFILIATE                               AMOUNT      AMOUNT    GAIN          INCOME      VALUE
Boston Fed Bancorp., Inc. (MA)*
bought: none, sold: 241,700 shares
at $6,503,129                           241,700         --    $3,650,813     $21,104            --

Commercial Bankshares, Inc. (FL) * 1
bought: none, sold: 2,500 shares
at $89,171                              184,052     227,565       63,667     173,899     $7,181,951

Independent Bank Corp. (MA)
bought: none, sold: none                735,000     735,000           --     374,850     21,476,700

Totals                                                        $3,714,480    $569,853    $28,658,651

1 Reflects 5-for-4 stock split, record date 12-10-02.

* No longer an affiliated issuer.

NOTE F
Reclassification of accounts

During the year ended October 31, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $24,731,797, an increase in accumulated net investment income of $2,142, and an increase in capital paid-in of $24,729,655. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation and the treatment of the Fund's utilization of earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.



AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Regional Bank Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Regional Bank Fund (the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 15, 2003



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2003.

The Fund has designated distributions to shareholders of $161,623,519 as a capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2003, 100.00% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2003.

Shareholders will be mailed a 2003 U.S. Treasury Department Form
1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for the calendar year 2003.



TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             1996                21
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp (since 1998).

Richard P. Chapman, Jr., Born: 1935                                                         1996                21
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             1996                21
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc. (financial reinsurance); Trustee, Hudson City Savings Bank (since 1995);
Director, Hudson City Bancorp (since 1999); Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell, Born: 1932                                                              1986                21
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and President, the Venture Capital Fund of NE (since 1980);
prior to 1980, headed the venture capital group at Bank of Boston Corporation;
Trustee, Marblehead Savings Bank (since 1994).

William F. Glavin, 2 Born: 1932                                                             1992                21
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).

John A. Moore, 2 Born: 1939                                                                 1991                29
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         1993                29
Executive Director, Council for International Exchange of Scholars (since
1998); Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility).

John W. Pratt, Born: 1931                                                                   1986                21
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                51
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC (Subsidiaries, LLC), Hancock
Natural Resource Group, Independence Investment LLC, Declaration
Management Research LLC, John Hancock Advisers, LLC (the "Adviser"),
The Berkeley Financial Group, LLC ("The Berkeley Group"), John Hancock
Funds, LLC ("John Hancock Funds") and Massachusetts Business Development
Corporation; Director, John Hancock Insurance Agency, Inc. ("Insurance
Agency, Inc.") (until 1999).

Maureen Ford Goldfarb, Born: 1955                                                           2000                51
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds;
Chairman, Director, President and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1992
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1992
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1992
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling
1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



OUR FAMILY
OF FUNDS

-------------------------------------------------------------
Equity                     Balanced Fund
                           Classic Value Fund
                           Core Equity Fund
                           Focused Equity Fund
                           Growth Trends Fund
                           International Fund
                           Large Cap Equity Fund
                           Large Cap Growth Fund
                           Large Cap Select Fund
                           Mid Cap Growth Fund
                           Multi Cap Growth Fund
                           Small Cap Equity Fund
                           Small Cap Growth Fund
                           Sovereign Investors Fund
                           U.S. Global Leaders Growth Fund

-------------------------------------------------------------
Sector                     Biotechnology Fund
                           Financial Industries Fund
                           Health Sciences Fund
                           Real Estate Fund
                           Regional Bank Fund
                           Technology Fund

-------------------------------------------------------------
Income                     Bond Fund
                           Government Income Fund
                           High Income Fund
                           High Yield Bond Fund
                           Investment Grade Bond Fund
                           Strategic Income Fund

-------------------------------------------------------------
Tax-Free Income            California Tax-Free Income Fund
                           High Yield Municipal Bond Fund
                           Massachusetts Tax-Free Income Fund
                           New York Tax-Free Income Fund
                           Tax-Free Bond Fund

-------------------------------------------------------------
Money Market               Money Market Fund
                           U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110



HOW TO
CONTACT US

On the Internet                        www.jhfunds.com

By regular mail                        John Hancock Signature Services, Inc.
                                       1 John Hancock Way, Suite 1000
                                       Boston, MA 02217-1000

By express mail                        John Hancock Signature Services, Inc.
                                       Attn: Mutual Fund Image Operations
                                       529 Main Street
                                       Charlestown, MA 02129

Customer service representatives       1-800-225-5291

24-hour automated information          1-800-338-8080

TDD line                               1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                               1-800-225-5291

On the Fund's Web site                 www.jhfunds.com/proxy

On the SEC's Web site                  www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Regional Bank Fund.

0100A 10/03
      12/03






John Hancock
Small Cap
Equity
Fund

ANNUAL REPORT

10.31.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 13

Trustees & officers
page 32

For your information
page 37

Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would begin to strengthen, which it did. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains year-to-date through October 31. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 45.22% through October, while the Dow Jones Industrial Average was up 19.82% and the Standard & Poor's 500 Index returned 21.19%. With falling interest rates, bonds also did well, although they began to reverse course in July. High yield bonds led the pack, returning 24.23% through October, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 800-732-5543. Separately, for information about your investments in John Hancock funds, please contact your financial adviser or our Customer Service representatives at 800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of October 31, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
capital apprecia-
tion by investing
at least 80% of its
assets in stocks of
small-capitaliza-
tion companies.

Over the last twelve months

* The stock market made a great comeback, led by small-cap stocks.

* Economically sensitive consumer discretionary and technology stocks were among the biggest gainers in the past year.

* The Fund maintained its focus on high-quality, small-cap stocks.

[Bar chart with heading "John Hancock Small Cap Equity Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2003." The chart is scaled in increments of 10% with 0% at the bottom and 40% at the top. The first bar represents the 36.57% total return for Class A. The second bar represents the 35.49% total return for Class B. The third bar represents the 35.58% total return for Class C. The fourth bar represents the 37.55% total return for Class I. The sixth bar represents the 15.47% total return for Class R*. A note below the chart reads "*From inception August 5, 2003, through October 31, 2003. Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 4.1%   i-STAT Corp.
 2.8%   XM Satellite Radio Holdings, Inc. (Class A)
 2.3%   Global Imaging Systems
 2.2%   Oshkosh Truck Corp
 2.1%   Headwaters, Inc.
 2.1%   Cognex Corp.
 2.1%   Euronet Worldwide, Inc.
 2.1%   Yankee Candle Co, Inc. (The)
 2.0%   Winnebago Industries, Inc.
 2.0%   Minerals Technologies, Inc.

As a percentage of net assets on October 31, 2003.



MANAGERS'
REPORT

BY ALAN E. NORTON, CFA, AND HENRY E. MEHLMAN, CFA, PORTFOLIO MANAGERS

John Hancock
Small Cap Equity
Fund

Small-cap stocks led the past year's stock market rebound, making a strong comeback amid slow and steady economic improvement, favorable interest rates and strong consumer spending. Small-cap stocks had the added benefit of attractive valuations relative to large-cap stocks, as well as faster earnings growth. The biggest gains came from lower-quality stocks with little or no earnings history. These lower-quality names helped the Russell 2000, a broad measure of small-cap stock performance, return 43.37% for the year ended October 31, 2003. By comparison, the Standard & Poor's 600 Small Cap Index, which has a greater concentration of high-quality, small-cap stocks, returned 33.58% for the year. Gains for both indexes far exceeded the 20.79% return of the broader Standard & Poor's 500 Index.

FUND PERFORMANCE

John Hancock Small Cap Equity Fund's Class A, Class B, Class C and Class I returned 36.57%, 35.49%, 35.58% and 37.55%, respectively, at net asset value for the year period. By comparison, the average small-cap core fund returned 38.95%, according to Lipper, Inc.1 The Fund's Class R shares, which were launched on August 5, 2003, returned 15.47% from inception through October 31, 2003. Keep in mind that your net asset value will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please turn to pages six and seven.

"...small-cap stocks led
 the past year's stock
 market rebound..."

BALANCE, DISCIPLINE AND OPPORTUNITY

As the market rallied, we maintained our balanced, disciplined and opportunistic approach to investing. We kept the Fund balanced across both industry sectors and growth rates. Our investments included a blend of companies that consistently grow earnings per share at different rates -- slower ones at 10% to 15% per year, faster ones above 25%. We stuck to our discipline of focusing on high-quality, small-cap companies, even when lower-quality stocks temporarily took the lead. Our focus, as always, was on companies with seasoned management teams, long histories of earnings growth, rising profitability, strong balance sheets and leadership positions in their market niches. As part of our discipline, we also kept a keen eye on valuation, trimming stocks with excess performance and adding to our stakes in laggards. Finally, we remained opportunistic investors, buying stocks that met our criteria even when they were out of favor with other investors.

[Photos of Alan Norton and Henry Mehlman flush right next to first paragraph.]

CONSUMER BUYING POWER

Consumer discretionary stocks were the biggest drivers of Fund performance. We had an above-average stake in the sector, based on our belief that consumer spending would remain strong. As the economy improved and consumer spending remained intact, consumer stocks took off. Our biggest winner was XM Satellite Radio Holdings, which posted terrific gains after obtaining much-needed financing, growing its business and launching new products. We took profits and sold some of the stock on the way up, but it remained one of our largest holdings. Other top performers included Hot Topic, a trendy retailer targeting teenagers and plus-size young women, and Yankee Candle, a manufacturer and retailer of high-quality candles and home accessories.

"Consumer discretionary
 stocks were the biggest
 drivers of Fund performance."

FURTHER FUEL FROM ENERGY

Energy stocks were also a tailwind for the Fund. Natural gas and oil commodity prices remained high, as storage levels for natural gas remained stable and oil supply from Iraq diminished. We built a sizable stake in the sector, expecting higher commodity prices to benefit cash flows, earnings and ultimately stock prices. Chesapeake Energy, one of the leading independent producers of natural gas in the United States, posted especially strong gains, in part because of its success in finding new supplies.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 17%, the second is Computers 7%, the third Electronics 7%, the fourth Oil & gas 7%, and the fifth Finance 6%.]

HIGH-QUALITY FOCUS IN TECHNOLOGY

Economically sensitive technology stocks posted generous absolute returns. Although we were quite pleased with the performance of our tech holdings, they could not keep pace with the lower-quality names driving the sector's returns. Among our strongest technology stocks were Cognex, which makes visual inspection systems used in manufacturing, and Global Imaging Systems, which provides networked office systems. Some of our weaker returns also came from the technology sector. Cree, which makes electronic components for cell phones, tumbled because of a pending lawsuit, potential SEC investigation and increased competition from the Far East. As business and headline risk mounted, we decided to sell our stake.

HEAVY ON HEALTH CARE

We had an above-average stake in the health-care sector, where we expect demand to increase as America's baby boom generation ages. Absolute returns for our health-care holdings were strong, led by i-STAT, a company that makes handheld blood analyzers. The Fund's largest investment, i-STAT benefited from adding new hospital clients, increasing sales and developing new products. Our lack of biotechnology stocks somewhat hampered returns, as many rebounded sharply during the period. In addition, HealthTronics Surgical Services, which provides sound wave treatments, suffered as earnings prospects diminished, causing us to sell our stake.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 10-31-03." The chart is divided into three sections (from top to left): Common stocks 97%, Short-term investments & other 2% and Preferred stocks 1%.]

INCREASE IN INDUSTRIALS

We increased our commitment to industrials, which posted strong gains in an improving economy. One of our largest investments was Oshkosh Truck, which makes trucks and other heavy-duty vehicles. The stock benefited from a major replacement cycle for military vehicles that is underway in the United States and overseas. We kept a below-average stake in financials, given the fact that interest rates seem to have bottomed. Our focus was on companies with exposure to an improving economy, including banks with significant commercial lending operations. Our biggest winner, however, was Euronet Worldwide, a company that has been very successful with overseas ATM networks and mobile prepaid accounts.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is i-STAT followed by an up arrow with the phrase "New clients, increased sales, new products." The second listing is XM Satellite Radio followed by an up arrow with the phrase "Much-needed financing, strong subscriber growth." The third listing is Cree followed by a down arrow with the phrase "Lawsuit, SEC investigation, increasing competition."]

"We remain confident
 about the prospects for
 a continued economic
 and market recovery."

OPTIMISTIC OUTLOOK

We remain confident about the prospects for a continued economic and market recovery. In the coming year, we believe high-quality, more stable companies could lead the market's climb. These are the types of companies that have shown they can deliver on earnings even when the economy is weak. Despite their recent strong run, we believe small-cap stocks still offer attractive valuations relative to large-cap stocks, as well as faster earnings growth rates. We continue to find myriad opportunities in the small-cap sector. Our focus will remain on high-quality stocks, which over time have outperformed lower quality names.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.


A LOOK AT
PERFORMANCE

For the period ended
October 31, 2003

                              Class A      Class B      Class C      Class I 1    Class R 1
Inception date                 1-3-94       1-3-94       5-1-98      8-15-01       8-5-03
Average annual returns with maximum sales charge (POP)
One year                        29.76%       30.49%       33.25%       37.55%          --
Five years                      10.47%       10.55%       10.61%          --           --
Ten years                          --           --           --           --           --
Since inception                 10.47%       10.41%        5.23%      -10.45%          --

Cumulative total returns with maximum sales charge (POP)
One year                        29.76%       30.49%       33.25%       37.55%          --
Five years                      64.49%       65.12%       65.54%          --           --
Ten years                          --           --           --           --           --
Since inception                165.89%      164.51%       32.39%      -21.66%       15.47%


Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I or Class R shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 For certain types of investors as described in the Fund's prospectuses for Class I and Class R shares.


GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Small Cap Equity Fund, before sales charge, and is equal to $27,996 as of October 31, 2003. The second line represents the value of the same hypothetical investment made in the John Hancock Small Cap Equity Fund, after sales charge, and is equal to $26,589 as of October 31, 2003. The third line represents the Russell 2000 Index and is equal to $23,587 as of October 31, 2003.

             Cum Value of $10K   Cum Value of $10K   Russell 2000
Plot Date            (No Load)            (w/Load)         Index

1/3/1994               $10,000              $9,500       $10,000
4/30/1994                9,998               9,495         9,848
10/31/1994              11,041              10,486         9,963
4/30/1995               11,644              11,058        10,499
10/31/1995              12,211              11,597        11,791
4/30/1996               13,972              13,270        13,963
10/31/1996              13,906              13,207        13,749
4/30/1997               14,127              13,416        13,970
10/31/1997              19,022              18,066        17,782
4/30/1998               19,994              18,988        19,894
10/31/1998              16,168              15,355        15,676
4/30/1999               20,504              19,473        18,053
10/31/1999              26,094              24,782        18,007
4/30/2000               38,371              36,441        21,378
10/31/2000              35,944              34,137        21,142
4/30/2001               35,117              33,351        20,767
10/31/2001              29,468              27,987        18,457
4/30/2002               30,346              28,820        22,154
10/31/2002              20,500              19,469        16,321
4/30/2003               21,647              20,559        17,555
10/31/2003              27,996              26,589        23,587

                            Class B 1  Class C 1  Class I 2  Class R 2
Period beginning             1-3-94     5-1-98    8-15-01     8-5-03
Without sales charge        $26,451    $13,377     $7,834    $11,547
With maximum sales charge   $26,451    $13,239     $7,834    $11,547
Index                       $23,587    $11,711    $11,367    $11,578

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C, Class I and Class R shares, respectively, as of October 31, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectuses for Class I and Class R shares.


FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2003

This schedule is divided into four main categories: common stocks, preferred stocks, warrants and short-term investments. Common stocks, preferred stocks and warrants are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES      ISSUER                                                                                              VALUE
COMMON STOCKS 97.21%                                                                                     $489,258,454
(Cost $436,516,042)

Aerospace -- Defense 1.20%                                                                                  6,033,180
  193,000   FLIR Systems, Inc.* +                                                                           6,033,180

Automobile/Trucks 3.50%                                                                                    17,630,848
  245,600   Oshkosh Truck Corp.                                                                            11,255,848
  150,000   Superior Industries International, Inc.                                                         6,375,000

Banks -- United States 4.36%                                                                               21,946,572
  200,000   Boston Private Financial Holdings, Inc.                                                         5,094,000
   80,000   IBERIABANK Corp.                                                                                4,125,600
  175,000   Southwest Bancorp. of Texas, Inc.*                                                              6,284,250
  128,700   Westamerica Bancorp.                                                                            6,442,722

Building 4.32%                                                                                             21,773,200
   55,000   Beazer Homes USA, Inc.* +                                                                       5,472,500
   75,000   M/I Schottenstein Homes, Inc.                                                                   3,122,250
  162,200   Simpson Manufacturing Co., Inc.*                                                                7,258,450
  160,000   Trex Co.*                                                                                       5,920,000

Business Services -- Misc. 4.55%                                                                           22,894,208
  200,000   Advisory Board Co. (The)* +                                                                     7,278,000
  215,000   FTI Consulting, Inc.*                                                                           4,278,500
  390,000   Global Imaging Systems *+                                                                      11,329,500
   12,000   Student Advantage, Inc.*                                                                            8,208

Chemicals 3.17%                                                                                            15,972,059
   24,700   Cabot Microelectronics Corp.* +                                                                 1,407,900
  150,000   MacDermid, Inc.                                                                                 4,482,000
  183,981   Minerals Technologies, Inc.                                                                    10,082,159

Computers 7.04%                                                                                            35,412,272
  500,000   Borland Software Corp.*                                                                         4,440,000
  390,000   Cognex Corp.                                                                                   10,471,500
  250,000   Emulex Corp.* # +                                                                               7,080,000
  250,000   Neoware Systems, Inc.*                                                                          4,237,500
   87,200   Open Text Corp. (Canada) * #                                                                    1,723,072
  590,000   ScanSoft, Inc.* +                                                                               3,410,200
  500,000   SonicWALL, Inc.* +                                                                              4,050,000

Consumer Products -- Misc. 3.42%                                                                           17,213,827
  199,040   LeapFrog Enterprises, Inc.* +                                                                   6,880,813
  369,300   Yankee Candle Co, Inc. (The)*                                                                  10,333,014

Electronics 7.01%                                                                                          35,266,693
  115,000   Engineered Support Systems, Inc. #                                                              7,775,150
  136,800   Excel Technology, Inc.*                                                                         3,850,920
  190,000   FARO Technologies, Inc.*                                                                        4,577,100
  175,000   Inter-Tel, Inc.                                                                                 4,408,250
  337,000   Measurement Specialties, Inc.* +                                                                4,151,840
  327,700   Plexus Corp.*                                                                                   5,665,933
  150,000   Powell Industries, Inc.*                                                                        2,907,000
  225,000   Skyworks Solutions, Inc.* +                                                                     1,930,500

Energy 2.12%                                                                                               10,681,800
  570,000   Headwaters, Inc.* +                                                                            10,681,800

Finance 5.97%                                                                                              30,047,246
  730,000   Euronet Worldwide, Inc.* +                                                                     10,387,900
  240,300   Federal Agricultural Mortgage Corp. (Class C)* +                                                7,514,181
   45,000   iShares Dow Jones U.S. Industrial Sector Index Fund                                             2,029,500
   18,000   iShares Russell 2000 Growth Index Fund                                                          1,028,700
   85,000   Materials Select Sector Index Fund                                                              2,032,350
  116,650   National Financial Partners Corp.*                                                              3,161,215
  105,000   New Century Financial Corp.+                                                                    3,893,400

Food 2.57%                                                                                                 12,926,262
  192,200   American Italian Pasta Co. (Class A)* +                                                         7,349,728
  778,700   Galaxy Nutritional Foods, Inc.*, ***                                                            3,083,652
  662,648   Galaxy Nutritional Foods, Inc.* (r), ***                                                        2,492,882

Health Care 1.22%                                                                                           6,156,898
  147,400   ResMed, Inc.* +                                                                                 6,156,898

Insurance 2.31%                                                                                            11,615,377
  190,000   ProAssurance Corp.*                                                                             5,719,000
  270,352   Scottish Re Group Ltd. (Cayman Islands)                                                         5,896,377

Leisure 2.08%                                                                                              10,476,655
  210,000   Alliance Gaming Corp.*                                                                          5,092,500
  595,000   Imax Corp. (Canada)*                                                                            5,384,155

Machinery 2.15%                                                                                            10,805,000
  305,000   Joy Global, Inc.*                                                                               5,813,300
  210,000   Kaydon Corp.                                                                                    4,991,700

Media 5.30%                                                                                                26,672,113
  168,248   Cumulus Media, Inc. (Class A)*                                                                  3,151,285
  296,225   Pegasus Communications Corp.* + ***                                                             5,409,068
  254,800   Radio One, Inc. (Class D)* +                                                                    4,051,320
  694,000   XM Satellite Radio Holdings, Inc. (Class A)* # +                                               14,060,440

Medical 16.87%                                                                                             84,925,413
   75,000   Advanced Neuromodulation Systems, Inc. *                                                        3,075,000
  160,000   AmSurg Corp.*                                                                                   5,758,400
   67,000   Celgene Corp.* # +                                                                              2,793,230
  383,500   Covance, Inc.*                                                                                  9,982,505
  226,400   Cyberonics, Inc.* # +                                                                           6,192,040
  252,100   IMPAC Medical Systems, Inc.* +                                                                  5,934,434
1,756,649   i-STAT Corp.* # + ***                                                                          20,675,759
  220,000   Kensey Nash Corp.* +                                                                            4,760,800
  105,000   Medicis Pharmaceutical Corp. (Class A)                                                          6,651,750
  108,100   Mine Safety Appliances Co.                                                                      6,118,460
  235,000   Sonosite, Inc.* +                                                                               4,641,250
  239,500   Techne Corp.* +                                                                                 8,341,785

Metal 1.51%                                                                                                 7,592,928
  375,000   Inmet Mining Corp. (Canada)*                                                                    3,397,064
  178,244   Intermagnetics General Corp.*                                                                   4,195,864

Oil & Gas 6.58%                                                                                            33,114,486
  339,700   ATP Oil & Gas Corp.*                                                                            1,827,586
  150,000   Cal Dive International, Inc.*                                                                   3,109,500
  686,000   Chesapeake Energy Corp.                                                                         8,183,980
  120,000   Patina Oil & Gas Corp.                                                                          5,061,600
  195,000   Precision Drilling Corp. (Canada)*                                                              7,679,100
  442,779   Pride International, Inc.* +                                                                    7,252,720

Real Estate Investment Trust 0.72%                                                                          3,626,100
   71,100   Alexandria Real Estate Equities, Inc.                                                           3,626,100

Recreational Vehicles 2.04%                                                                                10,260,800
  176,000   Winnebago Industries, Inc. +                                                                   10,260,800

Retail 1.66%                                                                                                8,354,457
  165,000   Chicago Pizza & Brewery, Inc.* +                                                                2,120,250
  193,250   Hot Topic, Inc.* # +                                                                            5,548,207
   40,000   Shoe Carnival, Inc.*                                                                              686,000

Telecommunications 1.96%                                                                                    9,862,000
  400,000   EMS Technologies, Inc.*                                                                         7,120,000
  600,000   Sirenza Microdevices, Inc.*                                                                     2,742,000

Transportation 2.49%                                                                                       12,525,820
   82,000   Landstar System, Inc.*                                                                          5,989,280
  317,000   Pacer International, Inc.*                                                                      6,536,540

Utilities 1.09%                                                                                             5,472,240
  124,937   CH Energy Group, Inc.                                                                           5,472,240

PREFERRED STOCKS 0.67%                                                                                     $3,369,800
(Cost $2,905,000)

Insurance 0.67%
  116,200   United Fire & Casualty Insurance, 6.375%, Ser A                                                 3,369,800

WARRANTS 0.19%                                                                                               $955,601
(Cost $0)

Medical 0.19%
  253,475   i-STAT Corp.* (r)                                                                                 955,601

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE   (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 26.61%                                                                            $133,911,242
(Cost $133,911,242)

Joint Repurchase Agreement 4.73%
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 10-31-03, due
11-03-03 (Secured by U.S. Treasury Inflation Indexed
Bond, 3.625% due 04-15-28 and U.S. Treasury Inflation
Indexed Note, 1.875% due 07-15-13)                                               1.02%        $23,805      23,805,000

                                                                                               SHARES
Cash Equivalents 21.88%
AIM Cash Investment Trust**                                                               110,106,242     110,106,242

TOTAL INVESTMENTS 124.68%                                                                                $627,495,097

OTHER ASSETS AND LIABILITIES, NET (24.68%)                                                              ($124,225,774)

TOTAL NET ASSETS 100.00%                                                                                 $503,269,323

Notes to Schedule of Investments

  + All or a portion of this security is on loan on October 31, 2003.

  * Non-income-producing security.

 ** Represents investment of security lending collateral.

*** Issuer is an affiliate of John Hancock Advisers, LLC.

  # All or a portion of the security is pledged as collateral for written call options.

(r) Direct placement securities are restricted to resale. They have been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment
    Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:

See notes to
financial statements.


                                                                 VALUE AS A
                                                                 PERCENTAGE             VALUE
                                  ACQUISITION    ACQUISITION      OF FUND'S             AS OF
ISSUER, DESCRIPTION                      DATE           COST     NET ASSETS  OCTOBER 31, 2003
---------------------------------------------------------------------------------------------
Galaxy Nutritional Foods, Inc. --
  common stock                       09-25-01     $3,630,000           0.50%       $2,492,882

i-STAT Corp. -- warrants             08-03-01              0           0.19           955,601
                                                                      -----        ----------
                                                                       0.69%       $3,448,483
Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




ASSETS AND
LIABILITIES

October 31, 2003
This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value, including $107,689,823 of securities loaned
  Unaffiliated issuers (cost $525,936,370)                       $595,833,736
  Affiliated issuers (cost $47,395,914)                            31,661,361
Cash                                                                  551,767
Receivable for investments sold                                     3,810,434
Receivable for shares sold                                            457,731
Dividends and interest receivable                                     111,602
Other assets                                                           17,225

Total assets                                                      632,443,856

LIABILITIES
Payable for investments purchased                                  17,461,838
Payable for shares repurchased                                        646,818
Payable for written options (premiums received $343,344)              284,450
Payable for securities on loan                                    110,106,242
Payable to affiliates
  Management fee                                                      289,104
  Distribution and service fee                                         26,773
  Other                                                               231,154
Other payables and accrued expenses                                   128,154

Total liabilities                                                 129,174,533

NET ASSETS
Capital paid-in                                                   784,066,216
Accumulated net realized loss on investments, short sales,
  written options and foreign currency transactions              (335,013,528)
Net unrealized appreciation of investments and
  written options                                                  54,221,707
Accumulated net investment loss                                        (5,072)

Net assets                                                       $503,269,323

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($220,250,620 [DIV] 14,113,126 shares)                         $15.61
Class B ($191,446,205 [DIV] 12,887,914 shares)                         $14.85
Class C ($74,081,718 [DIV] 4,986,609 shares)                           $14.86
Class I ($17,375,344 [DIV] 1,095,767 shares)                           $15.86
Class R ($115,436 [DIV] 7,402 shares)                                  $15.60

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($15.61 [DIV] 95%)                                           $16.43
Class C ($14.86 [DIV] 99%)                                             $15.01

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
October 31, 2003

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Securities lending                                                 $2,019,687
Dividends                                                           1,849,123
Interest                                                              128,451

Total investment income                                             3,997,261

EXPENSES
Investment management fee                                           3,061,697
Class A distribution and service fee                                  580,213
Class B distribution and service fee                                1,687,978
Class C distribution and service fee                                  602,599
Class R distribution and service fee                                      129
Class A, B and C transfer agent fee                                 2,871,092
Class I transfer agent fee                                             27,678
Class R transfer agent fee                                                 90
Interest                                                              159,859
Accounting and legal services fee                                     157,939
Registration and filing fee                                            99,456
Custodian fee                                                          91,986
Printing                                                               50,764
Miscellaneous                                                          34,870
Auditing fee                                                           28,800
Trustees' fee                                                          26,992
Legal fee                                                               5,311

Total expenses                                                      9,487,453
Less expense reductions                                               (13,379)

Net expenses                                                        9,474,074

Net investment loss                                                (5,476,813)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments (including $24,452,574 net realized losses
  on sales of investments in affiliated issuers)                  (63,558,557)
Short sales                                                        (2,286,058)
Written options                                                     1,128,490
Foreign currency transactions                                         (20,929)
Change in net unrealized appreciation (depreciation) of
Investments                                                       204,837,807
Short sales                                                           751,963
Written options                                                        58,894

Net realized and unrealized gain                                  140,911,610

Increase in net assets from operations                           $135,434,797

See notes to
financial statements.



CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share
holders invested
in the Fund.
                                                        YEAR          YEAR
                                                       ENDED         ENDED
                                                    10-31-02 1    10-31-03
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                              ($9,946,286)  ($5,476,813)
Net realized loss                               (255,484,638)  (64,737,054)
Change in net unrealized
  appreciation (depreciation)                     17,837,905   205,648,664
Increase (decrease) in net assets
  resulting from operations                     (247,593,019)  135,434,797

Distributions to shareholders
From net realized gain
Class A                                           (3,674,014)           --
Class B                                           (3,098,005)           --
Class C                                           (1,055,095)           --
Class I                                                  (83)           --
                                                  (7,827,197)           --
From Fund share transactions                     (28,770,339)  (85,763,812)

NET ASSETS
Beginning of period                              737,788,893   453,598,338

End of period 2                                 $453,598,338  $503,269,323


1 Audited by previous auditors.

2 Includes accumulated net investment loss of $4,187 and $5,072, respectively.

See notes to
financial statements.


FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-99 1  10-31-00 1  10-31-01 1  10-31-02 1  10-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.82      $17.27      $22.07      $16.59      $11.43
Net investment loss 2                                    (0.09)      (0.18)      (0.18)      (0.16)      (0.12)
Net realized and unrealized
  gain (loss) on investments                              6.67        6.35       (3.49)      (4.83)       4.30
Total from
  investment operations                                   6.58        6.17       (3.67)      (4.99)       4.18
Less distributions
From net realized gain                                   (0.13)      (1.37)      (1.81)      (0.17)         --
Net asset value,
  end of period                                         $17.27      $22.07      $16.59      $11.43      $15.61
Total return 3 (%)                                       61.39 4     37.75      (18.02)     (30.44)      36.57

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $52        $276        $353        $201        $220
Ratio of expenses
  to average net assets (%)                               1.39        1.36        1.35        1.58        1.83
Ratio of adjusted expenses
  to average net assets 5 (%)                             1.54          --          --          --          --
Ratio of net investment
  loss to average net assets (%)                         (0.67)      (0.77)      (0.95)      (1.00)      (0.91)
Portfolio turnover (%)                                     140          36          66          44          52

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-99 1  10-31-00 1  10-31-01 1  10-31-02 1  10-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.71      $16.98      $21.51      $16.02      $10.96
Net investment loss 2                                    (0.18)      (0.31)      (0.31)      (0.26)      (0.19)
Net realized and unrealized
  gain (loss) on investments                              6.58        6.21       (3.37)      (4.63)       4.08
Total from
  investment operations                                   6.40        5.90       (3.68)      (4.89)       3.89
Less distributions
From net realized gain                                   (0.13)      (1.37)      (1.81)      (0.17)         --
Net asset value,
  end of period                                         $16.98      $21.51      $16.02      $10.96      $14.85
Total return 3 (%)                                       60.33 4     36.73      (18.58)     (30.90)      35.49

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $75        $249        $288        $175        $191
Ratio of expenses
  to average net assets (%)                               2.06        2.06        2.05        2.28        2.53
Ratio of adjusted expenses
  to average net assets 5 (%)                             2.21          --          --          --          --
Ratio of net investment loss
  to average net assets (%)                              (1.34)      (1.38)      (1.65)      (1.70)      (1.61)
Portfolio turnover (%)                                     140          36          66          44          52

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 1  10-31-00 1  10-31-01 1  10-31-02 1  10-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.71      $16.97      $21.51      $16.02      $10.96
Net investment loss 2                                    (0.19)      (0.34)      (0.30)      (0.26)      (0.20)
Net realized and unrealized
  gain (loss) on investments                              6.58        6.25       (3.38)      (4.63)       4.10
Total from
  investment operations                                   6.39        5.91       (3.68)      (4.89)       3.90
Less distributions
From net realized gain                                   (0.13)      (1.37)      (1.81)      (0.17)         --
Net asset value,
  end of period                                         $16.97      $21.51      $16.02      $10.96      $14.86
Total return 3 (%)                                       60.24 4     36.82      (18.58)     (30.90)      35.58

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $4         $49         $96         $63         $74
Ratio of expenses
  to average net assets (%)                               2.09        2.07        2.05        2.28        2.52
Ratio of adjusted expenses
  to average net assets 5 (%)                             2.25          --          --          --          --
Ratio of net investment loss
  to average net assets (%)                              (1.43)      (1.50)      (1.62)      (1.70)      (1.61)
Portfolio turnover (%)                                     140          36          66          44          52

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                          10-31-01 1,6  10-31-02 1  10-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $20.44        $16.61      $11.53
Net investment loss 2                                       -- 7       (0.09)      (0.02)
Net realized and unrealized gain
  (loss) on investments                                  (3.83)        (4.82)       4.35
Total from
  investment operations                                  (3.83)        (4.91)       4.33
Less distributions
From net realized gain                                      --         (0.17)         --
Net asset value,
  end of period                                         $16.61        $11.53      $15.86
Total return 3 (%)                                      (18.74) 8     (29.91)      37.55

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 9         $14         $17
Ratio of expenses
  to average net assets (%)                               0.87 10       1.28        1.03
Ratio of net investment loss
  to average net assets (%)                              (0.06) 10     (0.69)      (0.12)
Portfolio turnover (%)                                      66            44          52

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS R SHARES

PERIOD ENDED                                          10-31-03 6
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $13.51
Net investment loss 2                                    (0.03)
Net realized and unrealized gain
  on investments                                          2.12
Total from
  investment operations                                   2.09
Net asset value,
  end of period                                         $15.60
Total return 3 (%)                                       15.47 8

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 9
Ratio of expenses
  to average net assets (%)                               1.66 10
Ratio of net investment loss
  to average net assets (%)                              (0.86) 10
Portfolio turnover (%)                                      52

 1 Audited by previous auditors.

 2 Based on the average of the shares outstanding.

 3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 4 Total returns would have been lower had certain expenses not been reduced during the period shown.

 5 Does not take into consideration expense reductions during the period shown.

 6 Class I and Class R shares began operations on 8-15-01 and 8-5-03, respectively.

 7 Less than $0.01 per share.

 8 Not annualized.

 9 Less than $500,000.

10 Annualized.

See notes to
financial statements.




NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Small Cap Equity Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2003.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

Written options for the year ended October 31, 2003 were as follows:

                      NUMBER OF CONTRACTS          PREMIUMS RECEIVED
--------------------------------------------------------------------
Outstanding, beginning of period       --                         --
Options written                    19,148                 $2,597,836
Option closed                      (5,966)                  (804,093)
Options expired                   (11,152)                (1,450,399)
Outstanding, end of period          2,030                   $343,344

Summary of written options outstanding on October 31, 2003:

NAME OF           NUMBER OF              EXERCISE                   EXPIRATION
ISSUER            CONTRACTS                 PRICE                         DATE         VALUE
--------------------------------------------------------------------------------------------
CALLS
Celegene                 50                   $45            November 24, 2003        $3,250
Celegene                100                    50            November 24, 2003         1,000
Cyberonics              250                    30            November 24, 2003        20,000
Emulex                  300                    30            November 24, 2003        10,500
Emulex                  200                  27.5            November 24, 2003        30,000
Engineered Support Sys  100                43.375            November 24, 2003        34,000
Engineered Support Sys  100                46.625            December 22, 2003        23,000
Hot Topic                10                    30            November 24, 2003           700
Hot Topic                70                 27.50            November 24, 2003        14,000
i-STAT Corp.            150                    15            November 24, 2003             0
Open Text               200                 22.50            November 24, 2003         6,000
XM Satellite            100                 22.50            November 24, 2003         6,000
XM Satellite            250                 17.50             January 19, 2004       100,000
Total                 1,880                                                         $248,450

PUTS
Leapfrog                150                    35            December 22, 2003       $36,000
Total                   150                                                          $36,000


The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk"), or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk, as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all of its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery, or even loss of rights in the collateral, should the borrower of the securities fail financially. On October 31, 2003, the Fund loaned securities having a market value of $107,689,823 collateralized by cash in the amount of $110,106,242. The cash collateral was invested in a short-term instrument.

Short sales

The Fund, in "selling short," sells borrowed securities, which must at some date be repurchased and returned to the lender. The risk associated with this practice is that if the market value of securities sold short increases, the Fund may realize losses upon repurchase at prices which may exceed the prices used in determining the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the Fund may be unable to repurchase securities to close its short positions except at prices above those previously quoted in the market. The Fund had no open positions in short sales on October 31, 2003.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $335,013,528 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $3,875,733, October 31, 2010 --
$265,580,165 and October 31, 2011 -- $65,557,630. Availability of a
certain amount of the loss carryforward, which was acquired on June 28, 2002, in a merger with John Hancock Small Cap Equity Fund Y, may be limited in a given year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2003, the Fund had no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.70% of the Fund's average daily net asset value.

The Fund has an agreement with its custodian bank under which custody fees are reduced by brokerage commissions offsets applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $13,379 and had no impact on the Fund's ratios of expenses to average daily net assets, for the year ended October 31, 2003.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset value and 0.50% of Class R average daily net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A and Class C shares are assessed up-front sales charges. During the year ended October 31, 2003, JH Funds received net up-front sales charges of $266,241 with regard to sales of Class A shares. Of this amount, $26,998 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $215,731 was paid as sales commissions to unrelated broker-dealers and $23,512 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended October 31, 2003, JH Funds received net up-front sales charges of $88,269 with regard to sales of Class C shares. Of this amount, $87,117 was paid as sales commissions to unrelated broker-dealers and $1,152 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption, or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2003, CDSCs received by JH Funds amounted to $596,732 for Class B shares and $19,935 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. Effective January 1, 2003, for Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Until January 1, 2003, for Class A, Class B and Class C shares the Fund paid a monthly transfer agent fee based on the number of shareholder accounts plus certain out-of-pocket expenses. Effective June 1, 2003, for Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Until June 1, 2003, for Class I shares, the Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value plus certain out-of-pocket expenses attributable to Class I shares. For Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Class R average net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.04% of the average net asset value of the Fund.

The Adviser and other subsidiaries of JHLICo owned 7,402 Class R shares of beneficial interest of the Fund on October 31, 2003.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested, issued in reorganization and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                  YEAR ENDED 10-31-02 1        YEAR ENDED 10-31-03
                               SHARES          AMOUNT        SHARES         AMOUNT
CLASS A SHARES
Sold                       11,355,090    $191,507,864    10,233,106   $133,060,485
Distributions reinvested      173,657       3,056,360            --             --
Repurchased               (15,247,199)   (237,001,246)  (13,693,641)  (174,312,233)
Net decrease               (3,718,452)   ($42,437,022)   (3,460,535)  ($41,251,748)

CLASS B SHARES
Sold                        5,978,923    $101,838,752     1,355,388    $17,107,029
Distributions reinvested      137,516       2,336,393            --             --
Repurchased                (8,151,754)   (116,147,090)   (4,444,101)   (52,373,565)
Net decrease               (2,035,315)   ($11,971,945)   (3,088,713)  ($35,266,536)

CLASS C SHARES
Sold                        3,064,854     $51,824,102     1,243,266    $16,283,817
Distributions reinvested       45,584         774,471            --             --
Repurchased                (3,326,197)    (46,127,087)   (2,043,300)   (23,922,769)
Net increase (decrease)      (215,759)     $6,471,486      (800,034)   ($7,638,952)

CLASS I SHARES
Sold                          145,325      $1,752,207       406,191     $5,193,382
Issued in reorganization    1,729,337      24,698,560            --             --
Repurchased                  (647,286)     (7,283,625)     (538,289)    (6,899,958)
Net increase (decrease)     1,227,376     $19,167,142      (132,098)   ($1,706,576)

CLASS R SHARES 2
Sold                               --             --          7,402       $100,000
Net increase                       --             --          7,402       $100,000

NET DECREASE               (4,742,150)  ($28,770,339)    (7,473,978)  ($85,763,812)

1 Audited by previous auditors.

2 Class R shares began operations on 8-5-03.



NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2003, aggregated $226,064,378 and $340,461,145, respectively.

The cost of investments owned on October 31, 2003, including short-term investments, for federal income tax purposes was $573,332,284. Gross unrealized appreciation and depreciation of investments aggregated $102,795,097 and $48,632,284, respectively, resulting in net unrealized appreciation of $54,162,813.

NOTE E
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the year ended October 31, 2003, is set forth below.

                                          BEGINNING      ENDING
                                              SHARE       SHARE     REALIZED   DIVIDEND       ENDING
AFFILIATE                                    AMOUNT      AMOUNT         LOSS     INCOME        VALUE
Galaxy Nutritional Foods, Inc.
bought: none
sold: none                                  778,700     778,700           --         --   $3,083,652

Galaxy Nutritional Foods, Inc. (r)
bought: none
sold: none                                  662,648     662,648           --         --    2,492,882

i-STAT Corp.
bought: none
sold: 1,051,451 shares at $9,611,886      2,808,100   1,756,649  ($8,188,343)        --   20,675,759

Innovation Solutions & Support, Inc.
bought: none
sold: 1,100,000 at $7,221,519             1,100,000          --   (3,968,862)        --           --

Pegasus Communications Corp.
bought: none
sold: 59,800 shares at $1,525,523          356,0251     296,225  (12,295,369)        --    5,409,068

Totals                                                          ($24,452,574)            $31,661,361

(r) Direct placement securities are restricted as to resale.

  1 Shares adjusted for 1-for-10 stock split effective 1-2-03.



NOTE F
Reclassification of accounts

During the year ended October 31, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $21,398, a decrease in accumulated net investment loss of $5,475,928 and a decrease in capital paid-in of $5,497,326. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation, net operating losses and foreign currency adjustments. The calculation of net investment loss per share in the Fund's Financial Highlights excludes these adjustments.

NOTE G
Reorganization

On June 19, 2002, the shareholders of the Fund approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the John Hancock Small Cap Equity Fund Y in exchange solely for Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 1,729,337 Class I shares of the Fund for the net assets of the John Hancock Small Cap Equity Fund Y, which amounted to $24,698,560, including $7,698,701 of unrealized depreciation, after the close of business on June 28, 2002.

NOTE H
Change in independent auditor

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Ernst & Young LLP as the Fund's independent auditor and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended October 31, 2003. During the two most recent fiscal years, Ernst & Young LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Ernst & Young LLP on accounting principles, financial statements disclosure or audit scope, which if not resolved to the satisfaction of Ernst & Young LLP would have caused them to make reference to the disagreement in their report.



AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Auditors

To the Shareholders and Board of Trustees of John Hancock Small Cap Equity Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Small Cap Equity Fund (the "Fund") at October 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at October 31, 2003, by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended October 31, 2002, and the financial highlights for each of the periods ended on or before October 31, 2002, were audited by other independent auditors, whose report dated December 11, 2002, expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 15, 2003



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2003.

The fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2003.

Shareholders will be mailed a 2003 U.S. Treasury Department Form
1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for the calendar year 2003.



TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             1994                21
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp (since 1998).

Richard P. Chapman, Jr., Born: 1935                                                         1994                21
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             1994                21
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc. (financial reinsurance); Trustee, Hudson City Savings Bank (since 1995);
Director, Hudson City Bancorp (since 1999); Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell, Born: 1932                                                              1996                21
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and President, the Venture Capital Fund of NE (since 1980);
prior to 1980, headed the venture capital group at Bank of Boston Corporation;
Trustee, Marblehead Savings Bank (since 1994).

William F. Glavin, 2 Born: 1932                                                             1996                21
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).

John A. Moore, 2 Born: 1939                                                                 1996                29
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         1996                29
Executive Director, Council for International Exchange of Scholars (since
1998); Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility).

John W. Pratt, Born: 1931                                                                   1996                21
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                51
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC (Subsidiaries, LLC), Hancock
Natural Resource Group, Independence Investment LLC, Declaration
Management Research LLC, John Hancock Advisers, LLC (the "Adviser"),
The Berkeley Financial Group, LLC ("The Berkeley Group"), John Hancock
Funds, LLC ("John Hancock Funds") and Massachusetts Business Development
Corporation; Director, John Hancock Insurance Agency, Inc. ("Insurance
Agency, Inc.") (until 1999).

Maureen Ford Goldfarb, Born: 1955                                                           2000                51
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds;
Chairman, Director, President and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1994
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1994
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling
1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



OUR FAMILY
OF FUNDS

-------------------------------------------------------------
Equity                        Balanced Fund
                              Classic Value Fund
                              Core Equity Fund
                              Focused Equity Fund
                              Growth Trends Fund
                              International Fund
                              Large Cap Equity Fund
                              Large Cap Growth Fund
                              Large Cap Select Fund
                              Mid Cap Growth Fund
                              Multi Cap Growth Fund
                              Small Cap Equity Fund
                              Small Cap Growth Fund
                              Sovereign Investors Fund
                              U.S. Global Leaders Growth Fund

-------------------------------------------------------------
Sector                        Biotechnology Fund
                              Financial Industries Fund
                              Health Sciences Fund
                              Real Estate Fund
                              Regional Bank Fund
                              Technology Fund

-------------------------------------------------------------
Income                        Bond Fund
                              Government Income Fund
                              High Income Fund
                              High Yield Bond Fund
                              Investment Grade Bond Fund
                              Strategic Income Fund

-------------------------------------------------------------
Tax-Free Income               California Tax-Free Income Fund
                              High Yield Municipal Bond Fund
                              Massachusetts Tax-Free Income Fund
                              New York Tax-Free Income Fund
                              Tax-Free Bond Fund

-------------------------------------------------------------
Money Market                  Money Market Fund
                              U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



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DELIVERY

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FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110


HOW TO
CONTACT US

On the Internet               www.jhfunds.com

By regular mail               John Hancock Signature Services, Inc.
                              1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000

By express mail               John Hancock Signature Services, Inc.
                              Attn: Mutual Fund Image Operations
                              529 Main Street
                              Charlestown, MA 02129

Customer service
representatives               1-800-225-5291

24-hour automated information 1-800-338-8080

TDD line                      1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                      1-800-225-5291

On the Fund's Web site        www.jhfunds.com/proxy

On the SEC's Web site         www.sec.gov

Now available: electronic delivery
www.jhancock.com/funds/edelivery



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

This report is for the information of
the shareholders of the John Hancock
Small Cap Equity Fund.

3700A 10/03
      12/03






John Hancock
Financial
Industries Fund

ANNUAL
REPORT

10.31.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

Trustees & officers
page 28

For your information
page 33

Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would begin to strengthen, which it did. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains year-to-date through October 31. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 45.22% through October, while the Dow Jones Industrial Average was up 19.82% and the Standard & Poor's 500 Index returned 21.19%. With falling interest rates, bonds also did well, although they began to reverse course in July. High yield bonds led the pack, returning 24.23% through October, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 800-732-5543. Separately, for information about your investments in John Hancock funds, please contact your financial adviser or our Customer Service representatives at 800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of October 31, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
capital apprecia-
tion by normally
investing 80% of
its assets in stocks
of U.S. and foreign
financial services
companies of
any size.

Over the last twelve months

* The stock market staged a strong recovery as the economy and corporate earnings began to improve.

* Financial stocks did slightly better than the broad market, led by market-sensitive and small-cap names.

* The Fund's best performers were banks with improving credit quality, and financial companies with business lines tied to the rising stock market.

[Bar chart with heading "John Hancock Financial Industries Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2003." The chart is scaled in increments of 5% with 0% at the bottom and 20% at the top. The first bar represents the 17.59% total return for Class A. The second bar represents the 16.71% total return for Class B. The third bar represents the 16.73% total return for Class C. The fourth bar represents the17.92% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 7.3%   Wells Fargo & Co.
 7.1%   Citigroup, Inc.
 5.7%   American Express Co.
 5.4%   Bank of America Corp.
 5.2%   American International Group, Inc.
 5.1%   J.P. Morgan Chase & Co.
 5.1%   Merrill Lynch & Co., Inc.
 4.7%   Goldman Sachs Group, Inc. (The)
 3.6%   Wachovia Corp.
 3.3%   Marsh & McLennan Cos., Inc.

As a percentage of net assets on October 31, 2003.



MANAGERS'
REPORT

BY JAMES K. SCHMIDT, CFA, LISA A. WELCH AND JAMES J. MCKELVEY,
PORTFOLIO MANAGERS

John Hancock
Financial Industries Fund

Recently, Jay McKelvey and Lisa Welch, members of the Fund's management team since 1998, were added as portfolio managers, replacing Thomas Goggins.

The stock market staged a remarkable recovery over the 12 months ending October 31, 2003. A variety of factors contributed to the market's reversal from three years of negative results. They included increasing signs of a rebounding economy, further interest-rate cuts, a significant tax cut, a quick end to the major military phase of war in Iraq and improved corporate earnings. As a result, the broad market, as measured by the Standard & Poor's 500 Index, returned 20.79% for the year ending October 31, 2003.

Financial stocks as a group slightly outperformed the S&P 500, returning 23.40% for the period, as measured by the Standard & Poor's 500 Financial Index. The best results came from market- sensitive companies, such as asset managers and securities brokers -- who benefited from the rebounding market -- and mortgage originators and specialty finance companies. Among banks, the best performers were a few of the largest names that have experienced credit-quality improvements and enjoyed a dramatic rebound after being beaten down in the market's long slide. Small-cap stocks in general did well, including small banks, as they continued to benefit from strong deposit and loan growth, a healthy mortgage climate and growing speculation about takeover possibilities. Mid-size regional banks turned in good, but more modest, results.

"Financial stocks as
 a group slightly
 outperformed the
 S&P 500..."

FUND PERFORMANCE

For the year ended October 31, 2003, John Hancock Financial Industries Fund's Class A, Class B, Class C and Class I shares posted total returns of 17.59%, 16.71%, 16.73% and 17.92%, respectively, at net asset value, compared with the 25.48% return of the average financial services fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

While our absolute results were solid, we believe they lagged our peers and benchmark index because we had a greater focus on large-cap stocks, which underperformed small caps in this period.

[Photos of Jim Schmidt, Lisa Welch and Jay McKelvey flush right next to first paragraph.]

BANKS

About 45% of the Fund was invested in bank stocks, which as a group did well, but underperformed more market-sensitive financial stocks. Although we missed the move in small-bank stocks, we were well served by our stake in a select group of large banks that had gotten beaten down during the market's long decline and then began to benefit from a recovery in credit quality and market activity. These included J.P. Morgan Chase, Citigroup, Wachovia, U.S. Bancorp and FleetBoston Financial. In addition to improving fundamentals, Fleet's stock was lifted at the end of the period by the announcement of its proposed acquisition by Bank of America at an attractive premium. But the Fund was hurt by its outsized position in Bank of America, whose stock dropped significantly on the news.

"...we were well served by
 our stake in a select group
 of large banks..."

Also on the downside, Fifth Third Bancorp., long-time Fund stalwart, entered into an agreement with regulators to improve its operational infrastructure following the disclosure of a material bookkeeping error in its Treasury department. We are maintaining our position because the bank has a strong balance sheet and we believe it still has the ability to produce double-digit earnings.

BROKERS, ASSET MANAGERS RULE

For much of the year, the Fund benefited from its focus on investment bankers and asset managers with strong fixed-income and mortgage businesses, since declining interest rates, coupled with a weak stock market until April 2003, sparked a wave of bond trading and issuance and mortgage refinancings. As a result, companies such as Lehman Brothers, BlackRock, Legg Mason and Bear Stearns were some of our top contributors to performance. In the last month, equity brokers began to outperform as the fixed-income market became more volatile, several class action lawsuits related to equity research were dismissed and signs emerged of a pickup in merger and acquisitions activity and increased filings for equity issuance. We adjusted our stance accordingly, selling Lehman Brothers and Bear Stearns and buying Morgan Stanley and Merrill Lynch.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Banks-Superregional 21%, the second is Insurance-Property & casualty 12%, the third Banks-Money center 12%, the fourth Finance-Investment management 10%, and the fifth Finance-Consumer loans 6%.]

INSURANCE MIXED

Our stake in insurance companies produced mixed results. Life insurance companies rebounded with the stock market, and property and casualty firms continue to benefit from good growth in pricing and solid margins. But fears of tort reform surrounding asbestos litigation crimped returns. One of our biggest disappointments was American International Group, as the company's stock was hit after it took a large charge for reserves related to Director's and Officer's liability. Insurance broker Marsh & McLennan struggled with poor performance from its Putnam mutual fund subsidiary, further exacerbated by regulatory scrutiny surrounding trading of fund shares. Our large stakes in these two companies were a detriment to our performance.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 10-31-03." The chart is divided into two sections (from top to left): Common stocks 98%, and Short-term investments & other 2%.]

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is J.P. Morgan Chase followed by an up arrow with the phrase "Improving credit quality." The second listing is Legg Mason followed by an up arrow with the phrase "Strong fixed-income business." The third listing is Fifth Third Bancorp. followed by a down arrow with the phrase "Regulatory scrutiny."]

GOING FORWARD

We continue to maintain a positive outlook for the financial sector, based on our belief that the economy has turned the corner and will continue to improve, as it did in the second and third quarters of 2003. That stands to benefit especially those financial companies that are the most market-sensitive, such as securities brokers, life insurers, commercial banks with capital markets activities and asset managers. We will keep our bias toward those financial companies leveraged to an economic upturn. We will also maintain a large weighting in banks, as consolidation activity could pick up.

"We will keep our bias
 toward those financial
 companies leveraged to
 an economic upturn."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.


A LOOK AT
PERFORMANCE

For the period ended
October 31, 2003

                              Class A      Class B      Class C      Class I 1
Inception date                3-14-96      1-14-97       3-1-99       3-1-01

Average annual returns with maximum sales charge (POP)
One year                        11.72%       11.71%       14.57%       17.92%
Five years                       2.15%        2.12%          --           --
Since inception                 10.01%        5.71%        1.05%       -2.38%

Cumulative total returns with maximum sales charge (POP)
One year                        11.72%       11.71%       14.57%       17.92%
Five years                      11.20%       11.06%          --           --
Since inception                107.14%       45.80%        5.02%       -6.22%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's Class I share prospectus.


GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Standard & Poor's 500 Financial Index and is equal to $27,035 as of October 31, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Financial Industries Fund, before sales charge, and is equal to $21,811 as of October 31, 2003. The third line represents the value of the same hypothetical investment made in the John Hancock Financial Industries Fund, after sales charge, and is equal to $20,714 as of October 31, 2003. The fourth line represents Standard & Poor's 500 Index and is equal to $18,458 as of October 31, 2003.

             Cum Value of $10K   Cum Value of $10K   S&P 500           S&P 500
Plot Date            (No Load)            (w/Load)     Index   Financial Index

3/14/96                $10,000              $9,500   $10,000           $10,000
4/30/1996               11,294              10,726    10,245             9,936
10/31/1996              12,976              12,324    11,176            11,935
4/30/1997               14,094              13,386    12,820            14,126
10/31/1997              17,802              16,907    14,764            17,109
4/30/1998               21,579              20,494    18,085            21,329
10/31/1998              18,633              17,696    18,011            19,090
4/30/1999               21,702              20,611    22,031            23,877
10/31/1999              20,252              19,233    22,634            23,245
4/30/2000               20,226              19,209    24,263            21,484
10/31/2000              25,633              24,344    24,013            26,544
4/30/2001               23,534              22,350    21,115            25,528
10/31/2001              19,565              18,581    18,033            22,650
4/30/2002               21,317              20,245    18,449            24,971
10/31/2002              18,549              17,616    15,309            21,484
4/30/2003               18,575              17,641    15,994            22,546
10/31/2003              21,811              20,714    18,458            27,035

                                    Class B 1    Class C 1    Class I 2
Period beginning                    1-14-97       3-1-99       3-1-01
Without sales charge                $14,580      $10,610       $9,378
With maximum sales charge           $14,580      $10,502       $9,378
Index 1                             $15,114       $9,083       $8,831
Index 2                             $20,312      $12,310      $10,451

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of October 31, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Standard & Poor's 500 Financial Index -- Index 2 -- is an unmanaged index designed to measure the financial sector of the Standard &
Poor's 500.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I share prospectus.


FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2003

This schedule is divided into three main categories: common stocks, rights and short-term investments. Common stocks and rights are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES   ISSUER                                                                                                 VALUE
COMMON STOCKS 98.45%                                                                                   $1,337,447,180
(Cost $1,012,196,406)

Banks -- Foreign 0.94%                                                                                     12,808,373
  200,000   Credit Agricole SA (France)                                                                     4,247,751
   15,000   Julius Baer Holding Ltd. (Switzerland)                                                          4,863,893
  750,000   UniCredito Italiano SpA (Italy)                                                                 3,696,729

Banks -- Midwest 4.54%                                                                                     61,652,470
  602,715   Charter One Financial, Inc.                                                                    19,262,771
  676,775   Fifth Third Bancorp                                                                            39,225,879
   73,000   Wintrust Financial Corp. +                                                                      3,163,820

Banks -- Money Center 12.17%                                                                              165,300,108
2,025,593   Citigroup, Inc.                                                                                96,013,108
1,930,000   J.P. Morgan Chase & Co.                                                                        69,287,000

Banks -- Northeast 4.99%                                                                                   67,764,118
  309,000   M&T Bank Corp.                                                                                 29,015,100
  740,050   State Street Corp.                                                                             38,749,018

Banks -- Southeast 1.99%                                                                                   27,072,500
  850,000   SouthTrust Corp.                                                                               27,072,500

Banks -- Superregional 21.12%                                                                             287,000,818
  961,600   Bank of America Corp.                                                                          72,821,968
  350,000   Bank One Corp.                                                                                 14,857,500
  440,000   FleetBoston Financial Corp. +                                                                  17,771,600
  260,000   National City Corp.                                                                             8,491,600
  915,000   U.S. Bancorp                                                                                   24,906,300
1,075,000   Wachovia Corp.                                                                                 49,310,250
1,755,000   Wells Fargo & Co.                                                                              98,841,600

Banks -- West 0.27%                                                                                         3,677,400
   60,000   Zions Bancorp. +                                                                                3,677,400

Broker Services 4.68%                                                                                      63,570,300
  677,000   Goldman Sachs Group, Inc. (The) +                                                              63,570,300

Computer -- Services 1.25%                                                                                 16,956,900
  130,000   Affiliated Computer Services, Inc. (Class A) * +                                                6,360,900
  300,000   Fiserv, Inc.*                                                                                  10,596,000

Diversified Operations 0.82%                                                                               11,168,850
  385,000   General Electric Co. +                                                                         11,168,850

Finance -- Consumer Loans 5.70%                                                                            77,496,448
1,651,320   American Express Co.                                                                           77,496,448

Finance -- Investment Management 10.13%                                                                   137,599,964
   75,000   Affiliated Managers Group, Inc.* +                                                              5,437,500
  115,000   Alliance Capital Management Holding L.P. +                                                      3,860,550
  455,000   Amvescap Plc (United Kingdom)                                                                   3,601,919
  288,000   BlackRock, Inc.                                                                                14,788,800
  400,300   Legg Mason, Inc. +                                                                             33,324,975
1,160,000   Merrill Lynch & Co., Inc.                                                                      68,672,000
  135,000   Morgan Stanley                                                                                  7,407,450
   18,700   National Financial Partners Corp. *                                                               506,770

Finance -- Savings & Loan 2.72%                                                                            36,913,298
  203,600   Golden West Financial Corp.                                                                    20,447,548
   30,000   GreenPoint Financial Corp.                                                                        934,500
  355,000   Washington Mutual, Inc.                                                                        15,531,250

Finance -- Services Misc. 1.62%                                                                            21,956,000
  170,000   Capital One Financial Corp.                                                                    10,336,000
  220,000   Paychex, Inc.                                                                                   8,562,400
  105,000   SEI Investments Co.                                                                             3,057,600

Insurance -- Brokers 3.34%                                                                                 45,417,600
1,062,400   Marsh & McLennan Cos., Inc.                                                                    45,417,600

Insurance -- Diversified 1.15%                                                                             15,628,501
  268,130   Axis Capital Holdings Ltd. (Bermuda)                                                            6,716,657
  835,170   Benfield Group Plc* (United Kingdom)                                                            3,939,949
  100,900   Converium Holding AG (Switzerland)                                                              4,971,895

Insurance -- Life 0.47%                                                                                     6,324,900
290,000     Scottish Re Group Ltd. (Cayman Islands)                                                         6,324,900

Insurance -- Multi Line 3.88%                                                                              52,727,338
    8,928   Aegon NV (Netherlands)                                                                            117,072
  450,000   Assicurazioni Generali SpA (Italy)                                                             10,357,816
  470,500   Hartford Financial Services Group, Inc. (The)                                                  25,830,450
  425,000   Prudential Financial, Inc. +                                                                   16,422,000

Insurance -- Property & Casualty 12.42%                                                                   168,708,994
  225,000   ACE, Ltd. (Cayman Islands)                                                                      8,100,000
  272,000   Allstate Corp. (The)                                                                           10,744,000
1,169,768   American International Group, Inc.                                                             71,156,987
  170,000   Arch Capital Group Ltd.* +                                                                      6,205,000
  110,600   Direct General Corp.*                                                                           3,316,894
  236,950   Radian Group, Inc. +                                                                           12,534,655
  537,600   RenaissanceRe Holdings Ltd. (Bermuda)                                                          24,181,248
  184,300   Transatlantic Holdings, Inc.                                                                   14,135,810
1,120,000   Travelers Property Casualty Corp. (Class B)                                                    18,334,400

Mortgage & Real Estate Services 4.25%                                                                      57,702,300
570,000   Fannie Mae                                                                                       40,863,300
300,000   Freddie Mac +                                                                                    16,839,000

                                                                                                                VALUE
RIGHTS 0.00%                                                                                                  $46,500
(Cost $0)

Banks -- Foreign 0.00%
200,000   Credit Agricole SA (France)*                                                                         46,500

                                                                             INTEREST     PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE    (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 7.17%                                                                              $97,401,501
(Cost $97,401,501)

Joint Repurchase Agreement 1.49%
Investment in a joint repurchase agreement transaction
  with Barclays Capital, Inc. -- Dated 10-31-03, due
  11-01-03 (Secured by U.S. Treasury Inflation Indexed
  Bond 3.625% due 04-15-28, U.S. Treasury Inflation
  Indexed Note 1.875% due 07-15-13)                                             1.020%        $20,275      20,275,000

                                                                                               SHARES
Cash Equivalents 5.68%
AIM Cash Investment Trust **                                                               77,126,501      77,126,501

TOTAL INVESTMENTS 105.62%                                                                              $1,434,895,181

OTHER ASSETS AND LIABILITIES, NET (5.62%)                                                                ($76,344,142)

TOTAL NET ASSETS 100.00%                                                                               $1,358,551,039

 + All or a portion of this security is on loan as of October 31, 2003.

 * Non-income producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

October 31, 2003

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $1,109,597,907)
  including $75,971,851 of securities loaned                   $1,434,895,181
Cash                                                                      221
Receivable for investments sold                                     8,843,160
Receivable for shares sold                                            138,145
Dividends and interest receivable                                   1,890,729
Other assets                                                           80,485

Total assets                                                    1,445,847,921

LIABILITIES
Payable for investments purchased                                   6,494,997
Payable for shares repurchased                                      1,985,315
Payable for securities on loan                                     77,126,501
Payable to affiliates
 Management fee                                                       878,508
 Distribution and service fee                                          74,758
 Other                                                                513,958
Other payables and accrued expenses                                   222,845

Total liabilities                                                  87,296,882

NET ASSETS
Capital paid-in                                                 1,126,033,912
Accumulated net realized loss on investments,
  written options and foreign currency transactions               (92,742,854)
Net unrealized appreciation of investments and
  translation of assets and liabilities in foreign currencies     325,297,292
Accumulated net investment loss                                       (37,311)

Net assets                                                     $1,358,551,039

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($344,751,950 [DIV] 20,550,716 shares)                         $16.78
Class B ($977,041,452 [DIV] 60,300,945 shares)                         $16.20
Class C ($36,747,197 [DIV] 2,269,165 shares)                           $16.19
Class I ($10,440 [DIV] 615 shares)                                     $16.98

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($16.78 [DIV] 95%)                                           $17.66
Class C ($16.19 [DIV] 99%)                                             $16.35

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
October 31, 2003

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $49,948)           $26,745,503
Securities lending                                                    238,752
Interest                                                              156,031

Total investment income                                            27,140,286

EXPENSES
Investment management fee                                          10,237,572
Class A distribution and service fee                                  990,793
Class B distribution and service fee                                9,669,325
Class C distribution and service fee                                  358,570
Class A, B and C transfer agent fee                                 5,450,542
Class I transfer agent fee                                                484
Accounting and legal services fee                                     483,902
Custodian fee                                                         188,865
Miscellaneous                                                          94,506
Trustees' fee                                                          85,611
Printing                                                               68,280
Registration and filing fee                                            58,956
Auditing fee                                                           25,600
Legal fee                                                              20,495
Interest                                                                8,661

Total expenses                                                     27,742,162
Less expense reductions                                               (27,513)

Net expenses                                                       27,714,649

Net investment loss                                                  (574,363)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                       (23,059,566)
Written options                                                       999,182
Foreign currency transactions                                        (343,282)
Change in net unrealized appreciation (depreciation) of
Investments                                                       224,948,872
Translation of assets and liabilities in foreign currencies           (19,894)

Net realized and unrealized gain                                  202,525,312

Increase in net assets from operations                           $201,950,949

See notes to
financial statements.



CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.


                                                     YEAR                YEAR
                                                    ENDED               ENDED
                                                 10-31-02            10-31-03

INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment loss                           ($7,448,622)          ($574,363)
Net realized loss                             (57,516,510)        (22,403,666)
Change in net unrealized
  appreciation (depreciation)                 (19,243,479)        224,928,978

Increase (decrease) in net assets
  resulting from operations                   (84,208,611)        201,950,949

Distributions to shareholders
From net realized gain
Class A                                       (10,796,154)                 --
Class B                                       (33,903,286)                 --
Class C                                        (1,285,820)                 --
Class I                                           (21,082)                 --
                                              (46,006,342)                 --
From Fund share transactions                 (375,701,463)       (299,183,443)

NET ASSETS
Beginning of period                         1,961,699,949       1,455,783,533

End of period 1                            $1,455,783,533      $1,358,551,039

1 Includes accumulated net investment loss of $35,754 and $37,311, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-99    10-31-00    10-31-01    10-31-02    10-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $14.80      $15.92      $20.15      $15.38      $14.27
Net investment income 1                                   0.10        0.03        0.03        0.02        0.07
Net realized and unrealized
  gain (loss) on investments                              1.18        4.20       (4.80)      (0.77)       2.44
Total from
  investment operations                                   1.28        4.23       (4.77)      (0.75)       2.51
Less distributions
From net investment income                               (0.16)         --          --          --          --
From net realized gain                                      --          --          --       (0.36)         --
                                                         (0.16)         --          --       (0.36)         --
Net asset value,
  end of period                                         $15.92      $20.15      $15.38      $14.27      $16.78
Total return 2 (%)                                        8.69       26.57      (23.67)      (5.19) 3    17.59

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $659        $701        $468        $357        $345
Ratio of expenses
  to average net assets (%)                               1.39        1.40        1.37        1.50        1.55
Ratio of adjusted expenses
  to average net assets 4 (%)                               --          --          --        1.51          --
Ratio of net investment income
  to average net assets (%)                               0.62        0.21        0.16        0.13        0.49
Portfolio turnover (%)                                      40          48         135          70          66

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-99    10-31-00    10-31-01    10-31-02    10-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $14.70      $15.81      $19.88      $15.07      $13.88
Net investment loss 1                                    (0.01)      (0.07)      (0.09)      (0.09)      (0.03)
Net realized and unrealized
  gain (loss) on investments                              1.17        4.14       (4.72)      (0.74)       2.35
Total from
  investment operations                                   1.16        4.07       (4.81)      (0.83)       2.32
Less distributions
From net investment income                               (0.05)         --          --          --          --
From net realized gain                                      --          --          --       (0.36)         --
                                                         (0.05)         --          --       (0.36)         --
Net asset value,
  end of period                                         $15.81      $19.88      $15.07      $13.88      $16.20
Total return 2 (%)                                        7.93       25.74      (24.20)      (5.85) 3    16.71

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                         $2,163      $2,148      $1,438      $1,058        $977
Ratio of expenses
  to average net assets (%)                               2.07        2.05        2.03        2.20        2.25
Ratio of adjusted expenses
  to average net assets 4 (%)                               --          --          --        2.21          --
Ratio of net investment loss
  to average net assets (%)                              (0.07)      (0.44)      (0.50)      (0.57)      (0.22)
Portfolio turnover (%)                                      40          48         135          70          66

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 5  10-31-00    10-31-01    10-31-02    10-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $15.60      $15.81      $19.87      $15.06      $13.87
Net investment loss 1                                       -- 6     (0.10)      (0.09)      (0.09)      (0.03)
Net realized and unrealized
  gain (loss) on investments                              0.21        4.16       (4.72)      (0.74)       2.35
Total from
  investment operations                                   0.21        4.06       (4.81)      (0.83)       2.32
Less distributions
From net realized gain                                      --          --          --       (0.36)         --
Net asset value,
  end of period                                         $15.81      $19.87      $15.06      $13.87      $16.19
Total return 2 (%)                                        1.35 7     25.68      (24.21)      (5.85) 3    16.73

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $5         $58         $54         $40         $37
Ratio of expenses
  to average net assets (%)                               2.06 8      2.10        2.07        2.20        2.25
Ratio of adjusted expenses
  to average net assets 4 (%)                               --          --          --        2.21          --
Ratio of net investment loss
  to average net assets (%)                              (0.14) 8    (0.57)      (0.52)      (0.57)      (0.22)
Portfolio turnover (%)                                      40          48         135          70          66

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                10-31-01 5  10-31-02    10-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                         $18.50      $15.42      $14.40
Net investment income 1                         0.09        0.12        0.17
Net realized and unrealized
  gain (loss) on investments                   (3.17)      (0.78)       2.41
Total from
  investment operations                        (3.08)      (0.66)       2.58
Less distributions
From net realized gain                            --       (0.36)         --
Net asset value,
  end of period                               $15.42      $14.40      $16.98
Total return 2 (%)                            (16.65) 7    (4.58) 3    17.92

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                   $1          $1          -- 9
Ratio of expenses
  to average net assets (%)                     0.88 8      0.89        0.90
Ratio of adjusted expenses
  to average net assets 4 (%)                     --        0.90          --
Ratio of net investment income
  to average net assets (%)                     0.73 8      0.74        1.15
Portfolio turnover (%)                           135          70          66

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Total return would have been lower had certain expenses not been reduced during the period shown.

4 Does not take into consideration expense reductions during the period shown.

5 Class C and Class I shares began operations on 3-1-99 and 3-1-01, respectively.

6 Less than $0.01 per share.

7 Not annualized.

8 Annualized.

9 Less than $500,000.

See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Financial Industries Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2003.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities. The Fund had no outstanding written options on October 31, 2003.

Written options for the year ended October 31, 2003 were as follows:

                                   NUMBER OF CONTRACTS       PREMIUMS RECEIVED
------------------------------------------------------------------------------
Outstanding, beginning of period                    --                      --
Options written                                 11,110               $ 999,182
Option closed                                     (100)                (13,199)
Options expired                                (11,010)               (985,983)
Outstanding, end of period                          --                      --

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2003, the Fund loaned securities having a market value of $75,971,851 collateralized by cash in the amount of $77,126,501. The cash collateral was invested in a short-term instrument.

Forward foreign currency
exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions. The Fund had no open forward foreign currency exchange contracts on October 31, 2003.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $90,741,043 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows:
October 31, 2010 -- $68,033,805 and October 31, 2011 -- $22,707,238.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2003, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.75% of the next $500,000,000, (c) 0.735% of the next
1,000,000,000 and (d) 0.725% of the Fund's average daily net asset value in excess of $2,000,000,000.

Prior to July 1, 2003, the Fund paid monthly management fees to the Adviser equivalent, on an annual basis, to the sum of (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has an agreement with its custodian bank under which custody fees are reduced by brokerage commissions offsets applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $27,513, and had no impact on the Fund's ratio of expenses to average net assets for the year ended October 31, 2003.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended October 31, 2003, JH Funds received net up-front sales charges of $212,500 with regard to sales of Class A shares. Of this amount, $30,611 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $131,535 was paid as sales commissions to unrelated broker-dealers and $50,354 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended October 31, 2003, JH Funds received net up-front sales charges of $23,087 with regard to sales of Class C shares. Of this amount, $22,495 was paid as sales commissions to unrelated broker-dealers and $592 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2003, CDSCs received by JH Funds amounted to $2,312,783 for Class B shares and $3,324 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. Effective January 1, 2003, for Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses aggregated and allocated to each class on the basis of its relative net asset value. Until January 1, 2003, for Class A, Class B and Class C shares, the Fund paid a monthly transfer agent fee based on the number of shareholder accounts plus certain out-of-pocket expenses. Effective June 1, 2003, for Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Until June 1, 2003, for Class I shares, the Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value plus certain out-of-pocket expenses attributable to Class I shares.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.04% of the average net asset value of the Fund.

The Adviser owned 615 Class I shares of beneficial interest of the Fund on October 31, 2003.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                  YEAR ENDED 10-31-02            YEAR ENDED 10-31-03
                              SHARES           AMOUNT         SHARES          AMOUNT
CLASS A SHARES
Sold                       2,845,266      $44,774,888      2,004,791     $30,145,003
Distributions reinvested     547,492        8,962,451             --              --
Repurchased               (8,860,594)    (136,216,467)    (6,437,284)    (94,074,030)
Net decrease              (5,467,836)    ($82,479,128)    (4,432,493)   ($63,929,027)

CLASS B SHARES
Sold                       3,639,104      $56,867,790      1,430,043     $20,416,305
Distributions reinvested   1,366,656       21,907,493             --              --
Repurchased              (24,218,874)    (362,071,178)   (17,357,641)   (245,858,698)
Net decrease             (19,213,114)   ($283,295,895)   (15,927,598)  ($225,442,393)

CLASS C SHARES
Sold                         490,703       $7,733,725        204,780      $2,954,857
Distributions reinvested      59,956          959,895             --              --
Repurchased               (1,275,399)     (19,002,302)      (820,749)    (11,515,502)
Net decrease                (724,740)    ($10,308,682)      (615,969)    ($8,560,645)

CLASS I SHARES
Sold                          82,065       $1,285,069         41,989        $629,220
Distributions reinvested       1,284           21,082             --              --
Repurchased                  (60,979)        (923,909)      (120,507)     (1,880,598)
Net increase (decrease)       22,370         $382,242        (78,518)    ($1,251,378)

NET DECREASE             (25,383,320    ($375,701,463)   (21,054,578)  ($299,183,443)


NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2003, aggregated $870,869,455 and $1,176,501,624, respectively.

The cost of investments owned on October 31, 2003, including short-term investments, for federal income tax purposes was $1,111,599,717. Gross unrealized appreciation and depreciation of investments aggregated $326,389,965 and $3,094,501, respectively, resulting in net unrealized appreciation of $323,295,464. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

NOTE E
Reclassification of accounts

During the year ended October 31, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $344,741, a decrease in accumulated net investment loss of $572,806 and a decrease in capital paid-in of $917,547. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2003. Addi tional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation and foreign currency adjustments. The calculation of net investment income (loss) per share in the Fund's Financial Highlights excludes these adjustments.



AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Auditors

To the Shareholders and Board of Trustees of John Hancock Financial Industries Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Financial Industries Fund (a series of John Hancock Investment Trust II) (the "Fund") at October 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 15, 2003



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2003.

The fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2003.

Shareholders will be mailed a 2003 U.S. Treasury Department Form
1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for the calendar year 2003.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             1996                21
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp (since 1998).

Richard P. Chapman, Jr., Born: 1935                                                         1996                21
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             1996                21
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc. (financial reinsurance); Trustee, Hudson City Savings Bank (since 1995);
Director, Hudson City Bancorp (since 1999); Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell, Born: 1932                                                              1996                21
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and President, the Venture Capital Fund of NE (since 1980);
prior to 1980, headed the venture capital group at Bank of Boston Corporation;
Trustee, Marblehead Savings Bank (since 1994).

William F. Glavin, 2 Born: 1932                                                             1996                21
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).

John A. Moore, 2 Born: 1939                                                                 1996                29
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         1996                29
Executive Director, Council for International Exchange of Scholars (since
1998); Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility).

John W. Pratt, Born: 1931                                                                   1996                21
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                51
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC (Subsidiaries, LLC), Hancock
Natural Resource Group, Independence Investment LLC, Declaration
Management Research LLC, John Hancock Advisers, LLC (the "Adviser"),
The Berkeley Financial Group, LLC ("The Berkeley Group"), John Hancock
Funds, LLC ("John Hancock Funds") and Massachusetts Business Development
Corporation; Director, John Hancock Insurance Agency, Inc. ("Insurance
Agency, Inc.") (until 1999).

Maureen Ford Goldfarb, Born: 1955                                                           2000                51
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds;
Chairman, Director, President and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1996
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1996
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1996
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees, Advisory Board Members and Officers is 101 Huntington Avenue, Boston Massachusetts, 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling
1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

4 The Fund has an independent advisory board composed of scientific and medical experts who provide the investment officers of the Fund with advice and consultation on health-care developments.



OUR FAMILY
OF FUNDS
-------------------------------------------------------
Equity                        Balanced Fund
                              Classic Value Fund
                              Core Equity Fund
                              Focused Equity Fund
                              Growth Trends Fund
                              International Fund
                              Large Cap Equity Fund
                              Large Cap Growth Fund
                              Large Cap Select Fund
                              Mid Cap Growth Fund
                              Multi Cap Growth Fund
                              Small Cap Equity Fund
                              Small Cap Growth Fund
                              Sovereign Investors Fund
                              U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector                        Biotechnology Fund
                              Financial Industries Fund
                              Health Sciences Fund
                              Real Estate Fund
                              Regional Bank Fund
                              Technology Fund

-------------------------------------------------------
Income                        Bond Fund
                              Government Income Fund
                              High Income Fund
                              High Yield Bond Fund
                              Investment Grade Bond Fund
                              Strategic Income Fund

-------------------------------------------------------
Tax-Free Income               California Tax-Free Income Fund
                              High Yield Municipal Bond Fund
                              Massachusetts Tax-Free Income Fund
                              New York Tax-Free Income Fund
                              Tax-Free Bond Fund

-------------------------------------------------------
Money Market                  Money Market Fund
                              U.S. Government Cash Reserve


For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



ELECTRONIC
DELIVERY

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John Hancock Funds

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through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

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* No more waiting for the mail to arrive; you'll receive an e-mail
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* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery



FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110



HOW TO
CONTACT US


On the Internet                        www.jhfunds.com

By regular mail                        John Hancock Signature Services, Inc.
                                       1 John Hancock Way, Suite 1000
                                       Boston, MA 02217-1000

By express mail                        John Hancock Signature Services, Inc.
                                       Attn: Mutual Fund Image Operations
                                       529 Main Street
                                       Charlestown, MA 02129

Customer service representatives       1-800-225-5291

24-hour automated information          1-800-338-8080

TDD line                               1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                               1-800-225-5291

On the Fund's Web site                 www.jhfunds.com/proxy

On the SEC's Web site                  www.sec.gov



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Financial Industries Fund.


7000A   10/03
        12/03



ITEM 2.  CODE OF ETHICS.

As of the end of the period, October 31, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

William F. Glavin is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




By:
------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Date:    December 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:
-------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Date:   December 18, 2003




By:
-----------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer

Date:    December 18, 2003